UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

U.S. Treasury Securities Cash Fund
Portfolio of Investments (unaudited)			March 31, 2013

United States Government Obligations 26.36%	Coupon Rate	Maturity Date	Principal Amount	Value

United States Treasury Bill 26.36%
Yield	0.04%	04/15/13	$ 20,000,000	$19,999,689

Total United States Government Obligations				19,999,689
(cost $19,999,689)

Repurchase Agreements 74.08%

Joint Tri-Party Repurchase Agreements, 03/28/13, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:
Credit Suisse Securities USA LLC, repurchase price $26,191,511	0.18%	04/01/13	26,190,988	26,190,988

Morgan Stanley, repurchase price $30,000,433	0.13%	04/01/13	30,000,000	30,000,000

Total Repurchase Agreements				56,190,988
(cost $56,190,988)

Total Investments 100.44%				76,190,677
(cost $76,190,677)
Other assets and liabilities, net (0.44)%				(336,084)

Net Assets 100%				$75,854,593

See notes to portfolios of investments.

U.S. Government Securities Savings Fund
Portfolio of Investments (unaudited)			March 31, 2013

United States Government and Agency Obligations 64.03%	Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 25.20%
Discount Note:
Yield	0.01%	04/01/13	$ 30,000,000	$30,000,000
Variable Rate:
	0.15%	03/18/14	5,000,000	4,999,984
				34,999,984

Federal Home Loan Bank 21.50%
Discount Note:
Yield	0.00%	04/01/13	10,000,000	10,000,000
Variable Rates:
	0.33%	05/17/13	5,000,000	5,000,888
	0.15%	07/12/13	5,000,000	4,999,998
	0.24%	07/22/13	4,850,000	4,850,596
	0.14%	07/25/13	5,000,000	4,999,521
				29,851,003

Tennessee Valley Authority 2.93%
Fixed Rate:
	4.75	08/01/13	4,000,000	4,061,795

United States Treasury Bill 14.40%
Yield	0.04%	04/15/13	20,000,000	19,999,689

Total Securities				88,912,471
(cost $88,912,471)

Repurchase Agreement 35.67%

Joint Tri-Party Repurchase Agreement, 03/28/13, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

Credit Suisse Securities USA LLC, repurchase price $49,535,525	0.18%	04/01/13	49,534,534	49,534,534
(cost $49,534,534)

Total Investments 99.70%				138,447,005
(cost $138,447,005)
Other assets and liabilities, net 0.30%				413,667

Net Assets 100%				$138,860,672

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)			March 31, 2013

Municipal Bonds 90.48%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 3.01%
Alabama State Public School & College Authority	5.00%	12/01/16	$ 290,000	$335,565
Bessemer, Alabama Electric Revenue, Refunding	3.10%	12/01/21	100,000	104,727
Bessemer, Alabama Water Revenue	4.00%	01/01/16	300,000	309,036
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/15	90,000	93,210
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/16	90,000	94,123
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	212,332
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	327,459
				1,476,452

Alaska 0.67%
Alaska Municipal Bond Bank Authority, Prerefunded, Series A	4.00%	02/01/16	105,000	115,119
Alaska Municipal Bond Bank Authority, Unrefunded, Series A	4.00%	02/01/16	195,000	213,215
				328,334

Arizona 3.36%
Arizona Board of Regents Certificates of Participation, Series B	4.50%	06/01/16	200,000	221,462
Arizona Health Facilities Authority Revenue, Series D	5.00%	01/01/14	250,000	258,557
Arizona State School Facilities Board Certificates of Participation, Series A-1	5.00%	09/01/17	325,000	355,400
Arizona State Transportation Board Excise Tax Revenue	5.00%	07/01/17	175,000	205,611
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75%	07/01/18	200,000	240,026
Page, Arizona, Pledged Revenue, Refunding	3.00%	07/01/16	350,000	365,768
				1,646,824

California 3.82%
California State, Refunding, Recreational Facility, GO Unlimited	5.00%	12/01/19	250,000	261,690
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25%	08/15/18	340,000	402,033
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%	02/01/17	200,000	217,238
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%	(1) 05/01/15	300,000	293,967
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00%	02/01/18	350,000	394,089
Vernon, California Electric Systems Revenue, Series A	3.75%	08/01/13	300,000	302,202
				1,871,219

Colorado 0.61%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00%	12/01/16	265,000	298,623

Connecticut 0.95%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00%	07/01/19	395,000	464,986

District of Columbia 1.33%
District of Columbia Certifications of Participation	4.00%	01/01/14	250,000	256,415
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/13	110,000	111,857
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/16	250,000	283,335
				651,607

Florida 12.38%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%	07/01/15	325,000	354,309
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%	10/01/16	255,000	268,334
Citizens Property Insurance Corp., Senior Secured, Coastal Account, Revenue, Series A-1	4.00%	06/01/18	100,000	112,317
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00%	08/15/19	290,000	331,867
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%	02/01/16	365,000	378,348
Florida State Board of Education Lottery Revenue, Series A	4.00%	07/01/14	300,000	313,506
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%	07/01/17	300,000	326,829
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%	10/01/17	300,000	351,801
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%	10/01/17	255,000	267,197
Hillsborough County, Florida Community Investment Tax Revenue	4.00%	05/01/16	300,000	309,558
Hillsborough County, Florida School Board, Refunding, Certificates of Participation	4.00%	07/01/19	100,000	110,676
Lake County, Florida School Board Certificates of Participation, Series A	3.70%	06/01/15	400,000	420,564
Margate, Florida Water & Sewer Revenue, Refunding	4.00%	10/01/19	250,000	274,870
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%	10/01/16	235,000	261,553
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%	10/01/14	260,000	276,832
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00%	09/01/17	325,000	358,088
Polk County, Florida School District Revenue	5.00%	10/01/17	215,000	244,876
Port St. Lucie, Florida, Southwest Annexation Special Assessment District No 1, Revenue, Series B	4.13%	07/01/17	200,000	212,424
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%	10/01/16	300,000	330,429
Saint Johns County, Florida Transportation Revenue, Refunding	5.00%	10/01/20	310,000	363,822
Volusia County, Florida School Board Sales Tax Revenue	4.20%	10/01/16	200,000	201,812
				6,070,012

Georgia 3.26%
Atlanta Downtown Development Authority	4.25%	12/01/16	250,000	275,465
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%	11/01/13	400,000	407,220
Emanuel County Georgia Hospital Authority Revenue Anticipation Certificates	4.30%	07/01/17	250,000	257,495
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50%	01/01/20	190,000	205,405
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates	4.50%	08/01/17	150,000	168,384
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%	07/01/18	250,000	284,353
				1,598,322

Illinois 10.87%
Aurora, Illinois, Series B, GO Unlimited	3.00%	12/30/15	200,000	212,300
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%	12/01/16	300,000	337,263
Chicago Board of Education, Series A	5.25%	12/01/13	250,000	252,028
Chicago, Illinois Sales Tax Revenue	5.50%	01/01/15	350,000	378,945
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%	01/01/19	200,000	213,836
Chicago, Illinois, O'Hare International Airport Revenue, Gen - Third Lien, Series C	5.25%	01/01/23	250,000	291,405
Chicago, Illinois, Prerefunded Balance, Series B, GO Unlimited	5.13%	01/01/15	85,000	88,053
Chicago, Illinois, Unrefunded Balance, Series B, GO Unlimited	5.13%	01/01/15	240,000	255,374
Dundee Township, GO Unlimited	5.00%	12/01/13	240,000	245,966
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	413,774
Illinois State Sales Tax Revenue	5.00%	06/15/14	200,000	211,276
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%	01/01/16	200,000	220,392
Illinois State, Refunding, GO Unlimited	5.00%	01/01/16	300,000	330,423
Kaskaskia Community College District No. 501, GO Unlimited	5.75%	12/01/19	500,000	601,165
Metropolitan Pier & Exposition Authority	5.38%	06/01/15	280,000	282,352
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%	01/01/17	570,000	605,614
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%	12/30/16	350,000	385,973
				5,326,139

Indiana 0.64%
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	315,045

Iowa 1.93%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	302,841
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	214,130
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Refunding, Series A	3.00%	09/01/19	400,000	427,436
				944,407

Kansas 0.44%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	216,862

Kentucky 1.20%
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%	09/01/22	240,000	273,099
Louisville & Jefferson County, Louisville Medical Center, Metropolitan Government Revenue, Refunding	3.00%	05/01/19	305,000	316,233
				589,332

Massachusetts 1.23%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%	03/01/15	345,000	358,962
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%	05/01/17	225,000	245,120
				604,082

Michigan 5.39%
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%	07/01/15	400,000	433,716
Michigan House of Representatives Facilities, Obligations Revenue, Series A	5.00%	10/15/17	200,000	228,678
Michigan Public Power Agency AFEC Project Revenue, Series 2012-A	4.50%	01/01/19	280,000	315,047
Michigan State Building Authority Revenue, Refunding, Series I	5.25%	10/15/14	300,000	308,070
Michigan State Grant Anticipation Bonds	5.00%	09/15/16	200,000	228,160
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%	12/01/18	200,000	248,668
Michigan State Municipal Bond Authority Clean Water Revenue	5.50%	10/01/13	575,000	590,140
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00%	12/01/19	255,000	289,035
				2,641,514

Minnesota 1.15%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children's Health Care, Series B	4.00%	08/15/16	250,000	271,557
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B	5.00%	01/01/19	255,000	290,675
				562,232

Missouri 1.54%
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00%	04/01/17	250,000	280,085
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%	05/15/13	200,000	201,520
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00%	10/01/17	265,000	271,850
				753,455

Nevada 0.50%
Nye County School District, GO Limited	4.00%	05/01/15	230,000	245,086

New Hampshire 1.04%
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	65,000	65,354
New Hampshire Health & Education Facilities Authority Revenue	5.00%	01/01/18	400,000	446,360
				511,714

New Jersey 4.75%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%	06/01/17	150,000	170,124
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00%	11/01/18	500,000	544,800
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00%	11/01/17	255,000	279,778
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63%	09/01/18	400,000	469,076
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00%	07/01/19	215,000	243,100
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	261,288
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%	12/01/21	300,000	362,502
				2,330,668

New Mexico 0.51%
Clayton, New Mexico, Jail Project Revenue	4.00%	11/01/17	235,000	247,244

New York 4.05%
Long Island Power Authority Revenue, Series B	5.00%	09/01/21	465,000	561,297
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%	12/01/17	330,000	375,160
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00%	03/01/21	350,000	391,769
New York State Dormitory Authority Revenues, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%	01/15/17	300,000	336,822
New York, New York, Subseries L-1, GO Unlimited	4.00%	04/01/15	300,000	321,621
				1,986,669

Ohio 1.82%
Canton, Ohio, City School District, Refunding, GO Unlimited	5.00%	12/01/18	325,000	350,538
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	350,000	379,774
Marion County, Ohio, Variable Refunding, GO Limited	4.00%	12/01/20	150,000	161,252
				891,564

Oregon 0.47%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50%	05/01/20	200,000	230,418

Pennsylvania 1.95%
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50%	08/01/18	295,000	340,790
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project Revenue, Series A	5.10%	07/01/20	140,000	158,581
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00%	04/01/20	400,000	456,364
				955,735

Puerto Rico 1.97%
Commonwealth of Puerto Rico, GO Unlimited	6.00%	07/01/13	250,000	252,533
Commonwealth of Puerto Rico, Series A, GO Unlimited	5.00%	07/01/15	225,000	232,769
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50%	07/01/17	445,000	481,254
				966,556

Rhode Island 0.57%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%	06/15/17	250,000	280,235

South Carolina 2.45%
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	208,623
Piedmont Municipal Power Agency	5.00%	01/01/16	150,000	165,511
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%	10/01/17	125,000	134,259
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00%	04/15/19	600,000	693,696
				1,202,089

Tennessee 0.56%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%	12/01/14	250,000	275,575

Texas 12.51%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%	02/15/20	250,000	279,225
Alamo Community College District, GO Limited	5.00%	08/15/13	300,000	305,307
Annetta, Texas Certificates of Obligation, GO Limited	4.00%	08/01/16	200,000	209,386
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00%	03/01/20	350,000	409,815
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50%	08/15/25	180,000	200,237
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92%	(1) 08/15/16	400,000	372,832
Houston, Texas, Hotel Occupancy Tax & Special Revenue, Refunding, Series B	5.00%	09/01/19	295,000	329,727
Houston, Texas, Public Improvement, Refunding, GO Limited, Series A	5.38%	03/01/16	180,000	188,406
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%	02/15/19	325,000	356,870
Laredo, Texas, Waterworks & Sewer System Revenue	4.25%	03/01/18	100,000	110,207
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04%	(1) 08/15/15	400,000	394,648
Lower Colorado River Authority Texas, Transmission Contract Revenue, Refunding	5.25%	05/15/13	240,000	241,418
Lower Colorado River Authority Texas, Transmission Contract Revenue, Refunding, Series A	5.00%	05/15/21	500,000	610,600
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%	02/01/16	300,000	300,720
San Antonio, Texas, Water Revenue, Refunding	4.50%	05/15/21	400,000	481,544
San Patricio, Texas Municipal Water District, Refunding	4.00%	07/10/18	200,000	211,664
Texas Municipal Power Agency Revenue, Refunding	5.00%	09/01/17	250,000	289,063
Texas State Public Finance Authority Revenue	5.00%	10/15/21	300,000	305,880
University of Texas Revenue Financing System, Refunding, Series A	3.00%	08/15/23	400,000	434,540
University of Texas, Permanent University Fund, Revenue, Series C	5.00%	07/01/13	100,000	101,182
				6,133,271

Utah 0.61%
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%	12/01/17	285,000	298,917

Virginia 1.41%
Spotsylvania County, Virginia Economic Development Authority Revenue, Refunding	5.00%	06/01/23	300,000	356,754
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%	09/01/15	10,000	11,105
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%	09/01/15	290,000	321,164
				689,023

Washington 0.54%
Energy Northwest, Washington Electric Revenue	5.00%	07/01/14	250,000	264,745

Wisconsin 0.99%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%	04/01/14	250,000	259,330
Moraine Park Technical College District, GO Unlimited, Series C	3.38%	04/01/13	200,000	200,000
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%	11/01/16	25,000	26,146
				485,476

Total Investments 90.48%				44,354,432
(cost $43,092,997)
Other assets and liabilities, net 9.52%				4,669,001

Net Assets 100%				$49,023,433

(1) Represents Yield

See notes to portfolios of investments.

Tax Free Fund
Portfolio of Investments (unaudited)			March 31, 2013

Municipal Bonds 93.22%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 6.11%
Alabama State Board of Education Revenue, Refunding	4.00%	07/01/29	$ 250,000	$253,855
Alabama State, GO Unlimited, Series A	4.63%	09/01/22	375,000	383,190
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	206,024
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	207,024
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	327,459
				1,377,552

Arizona 2.26%
Scottsdale Arizona Municipal Property Corp., Excise Tax Revenue, Refunding	5.00%	07/01/26	180,000	228,600
University of Arizona Certificates of Participation, Series C	5.00%	06/01/22	260,000	279,679
				508,279

California 11.64%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60%	(1) 08/01/28	580,000	282,442
California State, GO Unlimited	5.00%	03/01/32	300,000	325,059
California State, GO Unlimited	4.75%	03/01/34	205,000	217,040
Chaffey Community College District, Series C, GO Unlimited	5.00%	06/01/32	300,000	336,138
Imperial Community College District, GO Unlimited	5.00%	08/01/29	500,000	531,460
Lindsay Unified School District, Election 2002, Series C, GO Unlimited (ZCB)	5.25%	(1) 08/01/35	420,000	140,045
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%	07/01/32	200,000	223,688
Santee School District, Series D, GO Unlimited (ZCB)	5.47%	(1) 08/01/43	745,000	151,570
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%	04/01/27	370,000	415,588
				2,623,030

Colorado 0.68%
Colorado Health Facilities Authority Revenue	5.00%	09/01/16	150,000	152,623

Connecticut 2.46%
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Revenue, Refunding, Series H	5.00%	07/01/27	500,000	554,605

Delaware 2.07%
Delaware State Health Facilities Authority, Bayhealth Medical Center Projects, Revenue, Series A	5.00%	07/01/39	445,000	467,090

District of Columbia 2.73%
District of Columbia Income Tax Revenue, Series A	5.25%	12/01/27	300,000	358,449
District of Columbia Water & Sewer Authority Public Utility Revenue, Subordinate Lien	5.00%	10/01/28	250,000	255,915
				614,364

Florida 3.28%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	319,179
Florida State Board of Education Lottery Revenue, Series B	5.00%	07/01/26	100,000	115,680
Seven Oaks, Florida, Community Development District, Special Assessment Revenue, Refunding, Series A1	5.50%	05/01/33	285,000	304,286
				739,145

Georgia 3.64%
Atlanta & Fulton County, Georgia Recreation Authority, Park Implementation Revenue, Series A	4.75%	12/01/35	300,000	319,419
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	501,560
				820,979

Guam 1.12%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%	10/01/18	250,000	252,670

Illinois 7.71%
Chicago Board of Education, GO Unlimited	5.25%	12/01/19	300,000	355,173
Chicago, Illinois Water Revenue, Refunding	5.75%	11/01/30	225,000	285,201
City Colleges of Chicago, GO Unlimited	5.00%	01/01/17	115,000	129,600
Du Page County, Refunding, GO Unlimited	5.60%	01/01/21	490,000	569,963
Illinois Finance Authority, Refunding, Series A	5.00%	10/01/14	150,000	159,572
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	205,000	237,620
				1,737,129

Indiana 1.51%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%	01/01/33	305,000	340,700

Kansas 1.20%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	271,078

Kentucky 2.06%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	237,569
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%	09/01/22	200,000	227,582
				465,151

Maryland 1.08%
Maryland State Health & Higher Educational Facilities Authority, Revenue, Series A	5.25%	08/15/38	200,000	242,866

Massachusetts 3.83%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%	07/01/30	285,000	361,520
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Series A	5.00%	07/01/31	405,000	500,681
				862,201

Michigan 3.36%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%	05/01/18	175,000	173,652
Detroit, Michigan Water Supply System Revenue, Series B	5.00%	07/01/16	430,000	466,645
State of Michigan, Trunk Line Revenue, Refunding	4.50%	11/01/26	105,000	116,385
				756,682

Missouri 1.31%
Kansas City Water Revenue	4.00%	12/01/22	250,000	295,407

Nevada 1.11%
Nye County School District, GO Limited	4.00%	05/01/15	235,000	250,414

New Hampshire 2.03%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	392,904
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	65,000	65,354
				458,258

New Jersey 1.07%
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%	12/01/21	200,000	241,668

New York 1.95%
Metropolitan Transportation Authority, New York, Revenue, Series A	5.00%	11/15/41	400,000	438,672

North Carolina 1.32%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Refunding, Series A	4.00%	10/01/34	300,000	298,287

Ohio 4.35%
Cleveland, Ohio, Parking Facility Revenue, Prerefunding, Refunding	5.25%	09/15/22	130,000	168,813
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	300,000	325,521
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	50,000	51,806
Summit County, Ohio, Port Authority Revenue Development, Bioinnovation Institution	5.38%	12/01/30	390,000	434,588
				980,728

Puerto Rico 1.12%
Commonwealth of Puerto Rico, GO Unlimited	6.00%	07/01/13	250,000	252,533

Tennessee 1.10%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%	05/01/20	200,000	247,898

Texas 16.19%
Addison, Texas, Certificates of Obligation, GO Unlimited	4.50%	02/15/28	140,000	153,695
Center, Texas, GO Limited (ZCB)	3.10%	(1) 02/15/20	150,000	130,575
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%	10/01/19	225,000	257,924
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	538,320
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%	02/15/18	370,000	432,101
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%	08/15/17	120,000	132,687
Laredo Independent School District Public Facility Corp., Lease Revenue, Series F	5.50%	08/01/24	100,000	100,581
North Texas Tollway Authority Revenue, Series F	5.75%	01/01/38	300,000	329,253
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00%	(1) 08/15/33	1,000,000	367,140
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	454,824
Tarrant County, Texas Cultural Education Facilities Finance Corp., Health Resources Revenue, Refunding, Series A	5.00%	02/15/36	400,000	427,628
White Settlement, Texas Independent School District, GO Unlimited	4.13%	08/15/15	300,000	325,479
				3,650,207

Utah 3.69%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%	05/15/19	500,000	584,530
Utah State Transit Authority Sales Tax Revenue, Refunding, Series A	5.00%	06/15/35	200,000	246,722
				831,252

Washington 1.24%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%	06/01/22	255,000	280,546

Total Investments 93.22%				21,012,014
(cost $19,603,607)
Other assets and liabilities, net 6.78%				1,527,544

Net Assets 100%				$22,539,558

(1) Represents Yield

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 90.66%	Shares	Value

Aerospace/Defense 1.14%
Northrop Grumman Corp.	3,000	$210,450

Agricultural Chemicals 2.06%
CF Industries Holdings, Inc.	1,000	190,370
Mosaic Co.	3,200	190,752
		381,122

Beverages - Non-alcoholic 1.20%
Coca-Cola Enterprises, Inc.	6,000	221,520

Beverages - Wine/Spirits 1.36%
Constellation Brands, Inc., Class A	5,300	252,492	*

Building - Residential/Commercial 2.10%
D.R. Horton, Inc.	16,000	388,800

Casino Hotels 2.74%
Las Vegas Sands Corp.	5,000	281,750
Wynn Resorts Ltd.	1,800	225,288
		507,038

Chemicals - Diversified 1.09%
LyondellBasell Industries N.V., Class A	3,200	202,528

Commercial Services 1.28%
Iron Mountain, Inc.	6,532	237,177

Commercial Services - Financial 4.38%
MasterCard, Inc., Class A	1,500	811,695

Computers 2.39%
Apple, Inc.	1,000	442,630

Computers - Memory Devices 1.30%
Seagate Technology plc	6,600	241,296

Consulting Services 2.06%
Gartner, Inc.	7,000	380,870	*

Containers - Metal/Glass 1.05%
Ball Corp.	4,100	195,078

Dialysis Centers 1.28%
DaVita HealthCare Partners Inc.	2,000	237,180	*

Diversified Banking Institutions 1.97%
Bank of America Corp.	30,000	365,400

Diversified Manufacturing Operations 0.94%
Pentair Ltd.	3,300	174,075

E-Commerce/Products 2.05%
eBay, Inc.	7,000	379,540	*

E-Commerce/Services 1.49%
priceline.com, Inc.	400	275,172	*

Electric - Generation 0.98%
AES Corp.	14,500	182,265

Electric - Integrated 2.82%
Entergy Corp.	2,600	164,424
Integrys Energy Group, Inc.	3,100	180,296
TECO Energy, Inc.	10,000	178,200
		522,920

Electronics - Military 1.01%
L-3 Communications Holdings, Inc.	2,300	186,116

Enterprise Software/Services 2.11%
BMC Software, Inc.	4,100	189,953	*
CA, Inc.	8,000	201,360
		391,313

Finance - Consumer Loans 0.96%
SLM Corp.	8,700	178,176

Food - Retail 2.30%
Kroger Co.	6,500	215,410
Safeway, Inc.	8,000	210,800
		426,210

Gold Mining 0.93%
Randgold Resources Ltd., Sponsored ADR	2,000	171,960

Investment Management/Advisory Services 1.35%
Ameriprise Financial, Inc.	3,400	250,410

Life/Health Insurance 1.99%
Lincoln National Corp.	5,800	189,138
Torchmark Corp.	3,000	179,400
		368,538

Machinery - General Industrial 2.48%
Wabtec Corp.	4,500	459,495

Medical - Biomedical/Gene 4.63%
Amgen, Inc.	2,500	256,275
Celgene Corp.	3,500	405,685	*
Gilead Sciences, Inc.	4,000	195,720	*
		857,680

Medical - Generic Drugs 0.99%
Actavis, Inc.	2,000	184,220	*

Medical - HMO 0.97%
WellPoint, Inc.	2,700	178,821

Medical - Wholesale Drug Distribution 1.03%
AmerisourceBergen Corp., Class A	3,700	190,365

Medical Products 1.03%
Becton Dickinson & Co.	2,000	191,220

Metal - Iron 0.62%
Cliffs Natural Resources, Inc.	6,000	114,060

Multi-line Insurance 1.22%
Assurant, Inc.	5,000	225,050

Oil - Field Services 1.25%
Hornbeck Offshore Services, Inc.	5,000	232,300	*

Oil - US Royalty Trusts 0.99%
BP Prudhoe Bay Royalty Trust	2,200	183,678

Oil & Gas Drilling 2.56%
Diamond Offshore Drilling, Inc.	2,500	173,900
Ensco plc, Class A	5,000	300,000
		473,900

Oil Companies - Exploration & Production 0.98%
Devon Energy Corp.	3,200	180,544

Oil Companies - Integrated 0.81%
ConocoPhillips	2,500	150,250

Oil Field Machinery & Equipment 1.41%
Dril-Quip, Inc.	3,000	261,510	*

Oil Refining & Marketing 2.53%
Marathon Petroleum Corp.	3,400	304,640
Valero Energy Corp.	3,600	163,764
		468,404

Pipelines 0.98%
ONEOK, Inc.	3,800	181,146

Rental Auto/Equipment 1.48%
United Rentals, Inc.	5,000	274,850	*

Retail - Computer Equipment 0.94%
GameStop Corp., Class A	6,200	173,414

Retail - Consumer Electronics 0.85%
Best Buy Co., Inc.	7,100	157,265

Retail - Major Department Store 0.50%
TJX Companies, Inc.	2,000	93,500

Retail - Regional Department Stores 0.92%
Kohl's Corp.	3,700	170,681

Retail - Restaurants 2.31%
Starbucks Corp.	7,500	427,200

Semiconductor Components - Integrated Circuits 2.31%
Analog Devices, Inc.	5,000	232,450
Maxim Integrated Products, Inc.	6,000	195,900
		428,350

Semiconductor Equipment 0.92%
Applied Materials, Inc.	12,700	171,196

Telephone - Integrated 3.27%
AT&T, Inc.	7,200	264,168
Frontier Communications Corp.	30,000	119,400
Verizon Communications, Inc.	4,500	221,175
		604,743

Tobacco 1.11%
Lorillard, Inc.	5,100	205,785

Transportation - Rail 2.31%
Union Pacific Corp.	3,000	427,230

Web Portals/Internet Service Providers 1.72%
Google, Inc., Class A	400	317,612	*

Wireless Equipment 1.21%
Motorola Solutions, Inc.	3,500	224,105

Total Common Stocks		16,790,545
(cost $14,639,032)

Real Estate Investment Trust (REIT) 1.25%

American Tower Corp., Class A	3,000	230,760
(cost $159,047)

Exchange-Traded Funds (ETF) 2.88%

SPDR S&P Bank ETF	8,000	215,360
SPDR S&P Regional Banking ETF	10,000	318,000

Total Exchange-Traded Funds		533,360
(cost $456,117)

Total Investments 94.79%		17,554,665
(cost $15,254,196)
Other assets and liabilities, net 5.21%		965,247

Net Assets 100%		$18,519,912

See notes to portfolios of investments.

Holmes Growth Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 92.91%	Shares	Value

Agricultural Chemicals 1.55%
CF Industries Holdings, Inc.	3,000	$571,110

Agricultural Operations 0.08%
Agriterra Ltd.	647,600	28,216	*

Apparel Manufacturers 2.70%
Michael Kors Holdings Ltd.	17,500	993,825	*

Building - Residential/Commercial 3.98%
D.R. Horton, Inc.	35,000	850,500
M/I Homes, Inc.	25,000	611,250	*
		1,461,750

Casino Hotels 1.69%
Las Vegas Sands Corp.	11,000	619,850

Commercial Services - Financial 3.97%
MasterCard, Inc., Class A	2,700	1,461,051

Computer Data Security 1.93%
Fortinet, Inc.	30,000	710,400	*

Computers 2.89%
Apple, Inc.	2,400	1,062,312

Consulting Services 2.07%
Gartner, Inc.	14,000	761,740	*

Data Processing/Management 3.12%
CommVault Systems, Inc.	14,000	1,147,720	*

Dialysis Centers 2.26%
DaVita HealthCare Partners Inc.	7,000	830,130	*

Diversified Banking Institutions 2.32%
Bank of America Corp.	70,000	852,600

E-Commerce/Products 2.95%
eBay, Inc.	20,000	1,084,400	*

E-Commerce/Services 3.55%
OpenTable, Inc.	12,000	755,760	*
priceline.com, Inc.	800	550,344	*
		1,306,104

Finance - Commercial 1.73%
IOU Financial, Inc.	76,500	30,879	*+
IOU Financial, Inc., 144A	1,500,000	605,464	*+
		636,343

Gold Mining 0.59%
Randgold Resources Ltd., Sponsored ADR	2,500	214,950

Internet Application Software 1.09%
Splunk, Inc.	10,000	400,300	*

Internet Content - Information/Network 2.87%
LinkedIn Corp., Class A	6,000	1,056,360	*

Internet Financial Services 0.00%
Direct Markets Holdings Corp.	10,000	94	*

Internet Incubators 1.06%
HomeAway, Inc.	12,000	390,000	*

Machinery - General Industrial 6.19%
Chart Industries, Inc.	6,000	480,060	*^
DXP Enterprises, Inc.	9,000	672,300	*
Wabtec Corp.	11,000	1,123,210
		2,275,570

Medical - Biomedical/Gene 2.52%
Celgene Corp.	8,000	927,280	*

Medical - Generic Drugs 2.67%
Actavis, Inc.	5,000	460,550	*
Mylan, Inc.	18,000	520,920	*
		981,470

Medical - Hospitals 2.22%
African Medical Investments plc	1,000,000	3,802	*
HCA Holdings, Inc.	20,000	812,600
		816,402

Metal - Iron 0.27%
Andean Pacific Iron Corp., 144A (RS)	100,000	100,000	*@

Oil - Field Services 3.02%
Core Laboratories N.V.	4,000	551,680
Hornbeck Offshore Services, Inc.	12,000	557,520	*
		1,109,200

Oil - US Royalty Trusts 1.02%
BP Prudhoe Bay Royalty Trust	4,500	375,705

Oil & Gas Drilling 2.12%
Ensco plc, Class A	13,000	780,000

Oil Companies - Exploration & Production 3.05%
Gulfport Energy Corp.	12,000	549,960	*
Oasis Petroleum, Inc.	15,000	571,050	*
		1,121,010

Oil Field Machinery & Equipment 2.46%
Dril-Quip, Inc.	7,000	610,190	*
Flotek Industries, Inc.	18,000	294,300	*
		904,490

Quarrying 1.03%
Pacific Stone Tech, Inc. (RS)	1,757	379,951	*@

Real Estate Operating/Development 0.27%
Pacific Infrastructure, Inc. (RS)	100,000	100,000	*@

Recreational Vehicles 2.52%
Polaris Industries, Inc.	10,000	924,900

Rental Auto/Equipment 4.50%
Avis Budget Group, Inc.	20,000	556,600	*
United Rentals, Inc.	20,000	1,099,400	*
		1,656,000

Retail - Automobile 1.29%
Lithia Motors, Inc., Class A	10,000	474,800

Retail - Major Department Store 0.51%
TJX Companies, Inc.	4,000	187,000

Retail - Restaurants 4.10%
Chuy's Holdings, Inc.	20,000	651,600	*
Starbucks Corp.	15,000	854,400
		1,506,000

Retail - Vitamins/Nutritional Supplements 1.60%
GNC Holdings, Inc., Class A	15,000	589,200

Rubber/Plastic Products 1.34%
Proto Labs, Inc.	10,000	491,000	*

Semiconductor Components - Integrated Circuits 2.89%
Analog Devices, Inc.	13,000	604,370
Maxim Integrated Products, Inc.	14,000	457,100
		1,061,470

Transportation - Rail 2.32%
Union Pacific Corp.	6,000	854,460

Transportation - Truck 2.60%
Old Dominion Freight Line, Inc.	25,000	955,000	*

Total Common Stocks		34,160,163
(cost $28,586,312)

Exchange-Traded Funds (ETF) 2.83%

SPDR S&P Bank ETF	15,000	403,800
SPDR S&P Regional Banking ETF	20,000	636,000

Total Exchange-Traded Funds		1,039,800
(cost $891,764)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	92,500	0	*@

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	500,000	0	*@

Total Warrants		0
(cost $0)

Convertible Debenture 0.27%	Principal Amount

Metal - Iron 0.27%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$100,000	100,000	@
(cost $100,000)

Gold-Linked Note 1.01%

Gold Mining 1.01%
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	370,000	@
(cost $370,000)

Silver-Linked Note 0.59%

Gold Mining 0.59%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	316,000	218,040
(cost $253,275)

Corporate Notes 1.09%

Electric - Generation 0.41%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	150,000	150,000	@

Transportation - Air Freight 0.68%
Aeroservicios Especializados, S.A. de C.V., 22.00%, maturity 04/30/13 (RS)	250,000	250,000	@

Total Corporate Notes		400,000
(cost $395,000)

Total Investments 98.70%		36,288,003
(cost $30,596,351)
Other assets and liabilities, net 1.30%		477,005

Net Assets 100%		$36,765,008

Call Options Written	Shares Subject To Call
Chart Industries, Inc., Strike Price 80, Expiration Apr. 2013	6,000	$14,100
(premiums received $25,137)

See notes to portfolio of investments.

MegaTrends Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 89.62%	Shares	Value

Agricultural Operations 0.25%
Agriterra Ltd.	627,600	27,345	*

Automotive - Cars & Light Trucks 2.03%
Ford Motor Co.	17,000	223,550

Broadcast Service/Program 2.15%
Discovery Communications, Inc., Class A	3,000	236,220	*

Building - Mobil Home/Manufactured Housing & RV 1.87%
Thor Industries, Inc.	5,600	206,024

Building - Residential/Commercial 6.68%
D.R. Horton, Inc.	10,000	243,000
Lennar Corp., Class A	6,000	248,880
PulteGroup, Inc.	12,000	242,880	*
		734,760

Cable/Satellite TV 2.10%
Comcast Corp., Class A	5,500	231,055

Chemicals - Diversified 0.56%
Axiall Corp.	1,000	62,160

Coal 0.45%
Pacific Coal Resources Ltd.	39,830	49,408	*

Commercial Banks - Southern US 2.14%
Synovus Financial Corp.	85,000	235,450

Dialysis Centers 2.16%
DaVita HealthCare Partners Inc.	2,000	237,180	*

Diversified Banking Institutions 8.17%
Bank of America Corp.	20,500	249,690
Citigroup, Inc.	5,000	221,200
JPMorgan Chase & Co.	4,500	213,570
Morgan Stanley	9,750	214,305
		898,765

Electric - Generation 0.95%
Pacific Power Generation Corp. (RS)	349,057	104,717	*@

Energy - Alternate Sources 0.91%
Pacific Green Energy Corp. (RS)	100,000	100,000	*@

Finance - Consumer Loans 2.07%
Ocwen Financial Corp.	6,000	227,520	*

Finance - Credit Card 2.24%
Discover Financial Services	5,500	246,620

Gold Mining 0.17%
Gran Colombia Gold Corp.	71,200	19,276	*

Hotels & Motels 4.21%
InterContinental Hotels Group plc, Sponsored ADR	7,800	237,276
Wyndham Worldwide Corp.	3,500	225,680
		462,956

Life/Health Insurance 2.06%
Prudential plc, Sponsored ADR	7,000	226,520

Medical - Biomedical/Gene 4.77%
Amgen, Inc.	2,500	256,275
Gilead Sciences, Inc.	5,500	269,115	*
		525,390

Medical - Drugs 8.58%
Bristol-Myers Squibb Co.	6,000	247,140
Johnson & Johnson	3,000	244,590
Merck & Co., Inc.	5,000	221,150
Pfizer, Inc.	8,000	230,880
		943,760

Medical - Generic Drugs 4.14%
Mylan, Inc.	7,500	217,050	*
Teva Pharmaceutical Industries Ltd., Sponsored ADR	6,000	238,080
		455,130

Medical - Wholesale Drug Distribution 2.06%
McKesson Corp.	2,100	226,716

Medical Labs & Testing Services 2.20%
ICON plc	7,500	242,175	*

Metal - Iron 0.91%
Andean Pacific Iron Corp., 144A (RS)	100,000	100,000	*@

Multi-line Insurance 6.74%
ACE Ltd.	2,850	253,565
The Allstate Corp.	5,600	274,792
American International Group, Inc.	5,500	213,510	*
		741,867

Multimedia 2.38%
News Corp., Class A	8,600	262,472

Oil - US Royalty Trusts 0.23%
BP Prudhoe Bay Royalty Trust	300	25,047

Pharmacy Services 2.10%
Express Scripts Holding Co.	4,000	230,600	*

Quarrying 4.73%
Pacific Stone Tech, Inc. (RS)	2,405	520,081	*@

Real Estate Operating/Development 2.97%
Pacific Infrastructure, Inc. (RS)	326,533	326,533	*@

Retail - Building Products 2.03%
The Home Depot, Inc.	3,200	223,296

Retail - Restaurants 2.07%
Starbucks Corp.	4,000	227,840

Super-Regional Banks - US 2.02%
Wells Fargo & Co.	6,000	221,940

Transportation - Truck 0.52%
Old Dominion Freight Line, Inc.	1,500	57,300	*

Total Common Stocks		9,859,673
(cost $9,146,112)

Exchange-Traded Funds (ETF) 6.00%

Consumer Discretionary Select Sector SPDR Fund	4,000	211,840
Financial Select Sector SPDR Fund	12,000	218,280
Health Care Select Sector SPDR Fund	5,000	229,750

Total Exchange-Traded Funds		659,870
(cost $651,273)

Purchased Call Option 0.00%	Contracts

Gold Mining 0.00%
Barrick Gold Corp., Strike Price 33, Expiration Apr. 2013	50	250
(cost $12,950)

Purchased Put Option 0.02%

Exchange-Traded Funds 0.02%
SPDR S&P 500 ETF, Strike Price 150, Expiration May 2013	25	2,575
(cost $11,076)

Convertible Debenture 0.91%	Principal Amount

Metal - Iron 0.91%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$100,000	100,000	@
(cost $100,000)

Silver-Linked Note 0.68%

Gold Mining 0.68%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	109,000	75,210
(cost $87,884)

Corporate Note 0.91%

Electric - Generation 0.91%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	100,000	100,000	@
(cost $100,000)

Total Investments 98.14%		10,797,578
(cost $10,109,295)
Other assets and liabilities, net 1.86%		204,489

Net Assets 100%		$11,002,067

See notes to portfolio of investments.

Global Resources Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 81.37%	Shares	Value

Agricultural Chemicals 5.13%
CF Industries Holdings, Inc.	30,500	$5,806,285
Monsanto Co.	107,500	11,355,225
Mosaic Co.	160,000	9,537,600
Spur Ventures, Inc.	274,867	90,653	*
		26,789,763

Agricultural Operations 2.62%
Agriterra Ltd.	67,888,600	2,957,916	*+
Bunge Ltd.	145,000	10,705,350
		13,663,266

Building Products - Cement/Aggregates 3.88%
Martin Marietta Materials, Inc.	110,000	11,222,200
Vulcan Materials Co.	175,000	9,047,500
		20,269,700

Chemicals - Diversified 3.55%
LyondellBasell Industries N.V., Class A	100,000	6,329,000
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	220,000	12,199,000
		18,528,000

Coal 1.62%
Pacific Coal Resources Ltd.	3,293,086	4,084,950	*+
Sable Mining Africa Ltd.	31,472,371	4,247,526	*
Walter Energy, Inc., 144A	4,293	123,370	*
		8,455,846

Diamonds/Precious Stones 0.02%
Diamond Fields International Ltd.	1,800,000	79,744	*
Rockwell Diamonds, Inc., 144A	63,333	14,964	*
		94,708

Diversified Minerals 3.58%
African Potash Ltd.	15,825,000	811,556	*+
BHP Billiton Ltd., Sponsored ADR	138,000	9,443,340
Calibre Mining Corp.	600,000	44,302	*
Canada Zinc Metals Corp.	1,000,000	260,891	*
Lithium Americas Corp.	476,667	342,571	*
Lundin Mining Corp.	1,025,000	4,480,433	*
Niocan, Inc., 144A	362,069	88,223	*
Sirocco Mining, Inc.	1,063,500	628,206	*
Woulfe Mining Corp.	10,015,100	2,612,849	*
		18,712,371

Electric - Generation 0.28%
Pacific Power Generation Corp. (RS)	4,868,396	1,460,519	*@

Energy - Alternate Sources 0.46%
Pacific Green Energy Corp. (RS)	2,400,000	2,400,000	*+@

Finance - Investment Banker/Broker 0.08%
Aberdeen International, Inc.	1,274,750	389,045

Food - Flour & Grain 0.69%
Amira Nature Foods Ltd.	455,000	3,603,600	*

Food - Meat Products 5.82%
BRF-Brasil Foods S.A., Sponsored ADR	310,000	6,854,100
Smithfield Foods, Inc.	420,000	11,121,600	*^
Tyson Foods, Inc., Class A	500,000	12,410,000
		30,385,700

Forestry 2.31%
Prima Colombia Hardwood, Inc.	15,265,832	75,145	*
West Fraser Timber Co., Ltd.	135,000	11,961,605
		12,036,750

Gold Mining 9.65%
Alamos Gold, Inc.	365,000	5,012,799
Barrick Gold Corp.	360,000	10,584,000
Besra Gold, Inc.	295,000	45,016	*
Chesapeake Gold Corp.	100,875	728,942	*
Chesapeake Gold Corp., 144A	52,400	378,652	*
Corona Minerals Ltd.	50,000	1,302	*@
Gran Colombia Gold Corp.	18,222,153	4,933,391	*
IAMGOLD Corp.	900,000	6,480,000
Kinross Gold Corp., 144A	1	8
Newmont Mining Corp.	265,000	11,100,850
NGEx Resources, Inc.	1,482,551	4,407,880	*
Randgold Resources Ltd., Sponsored ADR	65,000	5,588,700
Rusoro Mining Ltd.	3,119,433	153,553	*
Sunridge Gold Corp.	4,850,000	954,959	*
		50,370,052

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	9,533	*

Metal - Copper 4.02%
Catalyst Copper Corp.	1,800,000	93,034	*
Catalyst Copper Corp., 144A	5,000,000	258,430	*
Freeport-McMoRan Copper & Gold, Inc.	300,000	9,930,000
Los Andes Copper Ltd.	754,000	196,712	*
Southern Copper Corp.	280,000	10,519,600
Verona Development Corp.	708,800	0	*@
		20,997,776

Metal - Diversified 2.13%
Bell Copper Corp.	2,500,000	18,459	*
Concordia Resource Corp.	1,000,000	152,597	*
Glencore International plc	1,750,000	9,515,022
GoviEx Uranium, Inc. (RS)	750,000	1,417,650	*@
Orsu Metals Corp., 144A	147,605	13,805	*
		11,117,533

Metal - Iron 0.58%
Andean Pacific Iron Corp., 144A (RS)	2,600,000	2,600,000	*@
Oceanic Iron Ore Corp.	2,000,000	275,658	*
West African Iron Ore Corp., 144A	2,925,000	172,779	*
		3,048,437

Mining Services 0.30%
Bounty Mining Ltd.	22,000,000	286,358	*@
Natasa Mining Ltd.	1,036,350	1,275,534	*
		1,561,892

Natural Resource Technology 0.01%
I-Pulse, Inc., 144A (RS)	15,971	50,947	*@

Non - Ferrous Metals 0.30%
Anfield Nickel Corp., 144A	390,000	1,535,811	*
Sterling Group Ventures, Inc., 144A	500,000	32,750	*
		1,568,561

Oil - Field Services 7.84%
Hornbeck Offshore Services, Inc.	265,000	12,311,900	*
Oil States International, Inc.	155,000	12,643,350	*
Pioneer Energy Services Corp.	730,000	6,022,500	*
Superior Energy Services, Inc.	325,000	8,440,250	*
Weatherford International Ltd.	125,000	1,517,500	*
		40,935,500

Oil - US Royalty Trusts 0.16%
BP Prudhoe Bay Royalty Trust	10,000	834,900

Oil Companies - Exploration & Production 9.18%
Africa Oil Corp.	351,000	2,481,103	*
Anadarko Petroleum Corp.	120,000	10,494,000
Birchcliff Energy Ltd.	72,000	607,472	*
BNK Petroleum, Inc.	931,300	715,150	*
Continental Resources, Inc.	120,000	10,431,600	*
Gran Tierra Energy, Inc.	1,245,000	7,320,600	*
Horn Petroleum Corp., 144A	2,110,889	415,632	*
Ivanhoe Energy, Inc.	414,100	273,145	*
Pacific Rubiales Energy Corp.	9,288	196,047
Painted Pony Petroleum Ltd.	83,400	836,669	*
Petroamerica Oil Corp.	7,081,000	2,474,777	*
Petromanas Energy, Inc.	5,544,000	573,094	*
Petrominerales Ltd.	100,000	608,418
Pioneer Natural Resources Co.	58,800	7,305,900
Range Energy Resources, Inc.	100,000	2,461	*+
Range Energy Resources, Inc., 144A	15,000,000	369,185	*+
Royalite Petroleum Co., Inc.	2,266,333	1,700	*
ShaMaran Petroleum Corp.	5,900,000	1,916,810	*
U.S. Oil Sands, Inc., 144A	7,777,777	918,861	*
		47,942,624

Oil Companies - Integrated 1.74%
Phillips 66	130,000	9,096,100

Oil Field Machinery & Equipment 0.35%
Dresser-Rand Group, Inc.	30,000	1,849,800	*

Oil Refining & Marketing 5.18%
HollyFrontier Corp.	180,000	9,261,000
Marathon Petroleum Corp.	120,000	10,752,000
Valero Energy Corp.	145,000	6,596,050
Value Creation, Inc. (RS)	336,880	416,693	*@
		27,025,743

Paper & Related Products 0.09%
International Paper Co.	10,000	465,800

Pipelines 4.65%
Kinder Morgan, Inc.	328,600	12,710,248
The Williams Companies, Inc.	309,000	11,575,140
		24,285,388

Precious Metals 0.15%
Fortress Minerals Corp.	170,200	791,725	*

Quarrying 0.94%
Pacific Stone Tech, Inc. (RS)	22,659	4,900,009	*+@

Real Estate Operating/Development 1.63%
Mongolia Growth Group Ltd.	285,000	1,080,236	*
Pacific Infrastructure, Inc. (RS)	7,443,544	7,443,544	*@
		8,523,780

Silver Mining 0.93%
First Majestic Silver Corp.	300,000	4,851,000	*

Steel - Producers 1.50%
Reliance Steel & Aluminum Co.	110,000	7,828,700

Total Common Stocks		424,845,068
(cost $450,432,383)

Real Estate Investment Trusts (REIT) 2.32%

Plum Creek Timber Co., Inc.	25,000	1,305,000
Weyerhaeuser Co.	345,000	10,826,100

Total Real Estate Investment Trusts		12,131,100
(cost $7,061,062)

Exchange-Traded Fund (ETF) 0.20%

Sprott Physical Platinum & Palladium Trust	103,804	1,026,621	*
(cost $1,038,040)

Warrants 1.05%

Diversified Minerals 0.00%
Melior Resources, Inc., 144A, Warrants (June 2013)	3,803,000	18,720	*
Niocan, Inc., 144A, Warrants (August 2014)	260,000	0	*@
		18,720

Gold Mining 0.93%
Dundee Precious Metals, Inc., Warrants (November 2015)	630,361	3,177,404	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	2,153,750	0	*@
New Gold, Inc., 144A, Warrants (June 2017)	822,570	1,660,122	*
		4,837,526

Gold/Mineral Royalty Companies 0.06%
Franco-Nevada Corp., Warrants (June 2017)	50,380	337,272	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	1,162,500	0	*@

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	2,500,000	0	*@

Metal - Iron 0.01%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	43,195	*

Oil Companies - Exploration & Production 0.05%
Horn Petroleum Corp., 144A, Warrants (September 2013)	2,110,889	36,368	*
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	236,278	*
U.S. Oil Sands, Inc., 144A, Warrants (May 2014)	7,777,777	0	*@
		272,646

Total Warrants		5,509,359
(cost $1,561,150)

Purchased Call Options 0.00%	Contracts

Diversified Minerals 0.00%
Teck Resources Ltd., Strike Price 36, Expiration May 2013	1,000	4,500

Gold Mining 0.00%
Barrick Gold Corp., Strike Price 33, Expiration Apr. 2013	1,500	7,500

Total Purchased Call Options		12,000
(cost $776,053)

Master Limited Partnerships 4.83%	Units

Pipelines 4.83%
Enterprise Products Partners L.P.	212,000	12,781,480
Western Gas Partners L.P.	209,000	12,416,690

Total Master Limited Partnerships		25,198,170
(cost $19,337,111)

Convertible Debenture 0.14%	Principal Amount

Mining Services 0.14%
Great Western Minerals Group Ltd., 8.00%, maturity 04/06/17	$1,000,000	706,500
(cost $1,000,000)

Gold-Linked Note 1.65%

Gold Mining 1.65%
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	8,615,000	8,615,000	@
(cost $8,615,000)

Silver-Linked Note 0.89%

Gold Mining 0.89%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	6,711,000	4,630,590
(cost $5,791,599)

Corporate Notes 0.67%

Electric - Generation 0.57%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	3,000,000	3,000,000	@

Transportation - Air Freight 0.10%
Aeroservicios Especializados, S.A. de C.V., 22.00%, maturity 04/30/13 (RS)	500,000	500,000	@

Total Corporate Notes		3,500,000
(cost $3,490,000)

Total Investments 93.12%		486,174,408
(cost $499,102,398)
Other assets and liabilities, net 6.88%		35,940,172

Net Assets 100%		$522,114,580

Call Options Written	Shares Subject To Call
Oil States International, Inc., Strike Price 85, Expiration May 2013	50,000	$75,000
Smithfield Food, Inc., Strike Price 27, Expiration Apr. 2013	200,000	60,000

Total Call Options Written		$135,000
(premiums received $165,076)

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 81.16%	Shares	Value

Agricultural Operations 0.68%
Agriterra Ltd.	38,476,200	$1,676,414	*

Coal 1.31%
Pacific Coal Resources Ltd.	649,339	805,481	*
Sable Mining Africa Ltd.	18,071,500	2,438,938	*
		3,244,419

Diamonds/Precious Stones 0.88%
Gold Standard Ventures Corp.	880,000	968,000	*
Lucara Diamond Corp.	1,275,000	828,452	*
Northern Superior Resources, Inc., Class A	1,510,900	74,374	*
Olivut Resources Ltd.	645,000	266,699	*
Rockwell Diamonds, Inc., 144A	171,667	40,561	*
		2,178,086

Diversified Minerals 1.81%
Adamera Minerals Corp.	139,538	13,737	*
African Potash Ltd.	3,000,000	153,849	*
Aldridge Minerals, Inc.	2,055,000	910,411	*
Amarc Resources Ltd.	695,545	54,781	*
Calibre Mining Corp.	3,700,000	273,197	*
Elissa Resources Ltd., 144A	36,250	1,428	*
Indochine Mining Ltd.	7,785,500	756,711	*
Moss Lake Gold Mines Ltd.	3,352,500	495,078	*+
Rochester Resources Ltd.	4,848,000	167,049	*
Sirocco Mining, Inc.	2,771,500	1,637,115	*
		4,463,356

Finance - Investment Banker/Broker 0.45%
Aberdeen International, Inc.	2,425,000	740,093
Difference Capital Funding, Inc.	1,000,000	374,108	*
		1,114,201

Gold Mining 52.75%
Agnico-Eagle Mines Ltd.	200,000	8,208,000
Alamos Gold, Inc.	350,000	4,806,793
Almaden Minerals Ltd.	580,000	1,221,954	*
Americas Bullion Royalty Corp.	2,970,200	877,243	*
Atna Resources Ltd.	3,375,000	2,691,361	*
AuRico Gold, Inc.	200,000	1,258,000	*
B2Gold Corp.	1,000,000	3,042,087	*
Barrick Gold Corp.	50,000	1,470,000
Belo Sun Mining Corp.	865,600	971,483	*
Besra Gold, Inc.	605,390	92,380	*
Brazilian Gold Corp.	500,000	93,527	*
Canyon Resources Ltd.	4,337,729	564,610	*+
Caza Gold Corp.	1,200,000	35,442	*
CB Gold, Inc.	1,135,000	592,222	*
Centerra Gold, Inc.	390,000	2,322,914
Chalice Gold Mines Ltd.	3,900,000	771,835	*
Chesapeake Gold Corp.	406,800	2,939,613	*
Chesapeake Gold Corp., 144A	192,199	1,388,866	*
Choice Gold Corp.	975,000	33,596	*
Choice Gold Corp., 144A	870,000	29,978	*
Claude Resources, Inc.	375,000	173,517	*
Colossus Minerals, Inc.	250,000	755,599	*
Comstock Mining, Inc.	1,044,092	2,098,625	*
Continental Gold Ltd.	638,500	4,098,469	*
Corona Minerals Ltd.	812,500	21,151	*@
Coventry Resources, Inc.	1,759,100	406,979	*
Doray Minerals Ltd.	1,200,000	786,018	*
Dundee Precious Metals, Inc.	497,625	3,870,281	*
Eastmain Resources, Inc.	902,000	577,209	*
Edgewater Exploration Ltd.	500,000	188,285	*
Entree Gold, Inc.	1,500,000	546,394	*
Goldcorp, Inc.	25,000	840,750
Golden Arrow Resources Corp.	863,400	187,003	*
Golden Star Resources Ltd.	550,000	880,000	*
Gran Colombia Gold Corp.	25,360,438	6,865,981	*+
Guyana Goldfields, Inc.	250,000	694,068	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	600,000	3,846,000
Kilo Goldmines Ltd.	2,510,000	191,509	*
Kimber Resources, Inc.	1,000,000	190,000	*
Kinross Gold Corp.	115,000	911,950
Klondex Mines Ltd.	4,514,800	4,978,170	*+
Lexam VG Gold, Inc.	2,376,000	233,916	*
Lexam VG Gold, Inc., 144A	2,406,501	236,919	*
Luna Gold Corp.	425,000	1,338,912	*
Malbex Resources, Inc.	450,000	23,259	*
Malbex Resources, Inc., 144A	1,333,333	68,915	*
Mammoth Resources Corp.	1,000,000	83,682	*+
Midway Gold Corp.	571,863	697,673	*
Mirasol Resources Ltd.	2,224,200	3,722,510	*+
NGEx Resources, Inc.	2,450,949	7,287,094	*
OceanaGold Corp.	997,700	2,838,644	*
Pacific Rim Mining Corp., 144A	133,500	7,557	*
Papillon Resources Ltd.	2,000,000	2,714,638	*
Petaquilla Minerals Ltd., 144A	2,660,000	1,165,346	*
Pilot Gold, Inc.	1,535,000	2,538,814	*
Planet Mining Exploration, Inc.	700,000	70,637	*
PMI Gold Corp.	4,255,700	2,681,416	*
Polyus Gold International Ltd.	373,500	1,210,290	*
Premier Gold Mines Ltd.	350,000	1,033,719	*
Pretium Resources, Inc.	230,000	1,825,055	*
Radius Gold, Inc.	2,040,000	341,423	*
Radius Gold, Inc., 144A	125,000	20,920	*
Redstar Gold Corp.	1,098,000	124,312	*
Renaissance Gold, Inc.	550,000	211,174	*
Reunion Gold Corp.	1,000,000	147,674	*
Revolution Resources Corp., 144A	570,000	39,281	*
Richmont Mines, Inc.	210,000	577,500	*
Rio Alto Mining Ltd.	751,000	3,452,789	*
Romarco Minerals, Inc.	894,000	721,713	*
Rusoro Mining Ltd.	6,325,900	311,391	*
Rye Patch Gold Corp.	4,045,000	1,493,355	*
Rye Patch Gold Corp., 144A	1,800,000	664,534	*
Seafield Resources Ltd., 144A	1,300,000	89,589	*
SEMAFO, Inc.	150,000	375,092
Silver Lake Resources Ltd.	500,000	1,100,851	*
Solvista Gold Corp., 144A	2,620,000	967,266	*
St Barbara Ltd.	1,500,000	1,882,593	*
Sunridge Gold Corp.	3,201,227	630,318	*
Taurus Gold Ltd., 144A (RS)	2,416,179	1,812,134	*@
Timmins Gold Corp.	450,000	1,302,486	*
Tolima Gold, Inc.	60,000	3,544	*
Tolima Gold, Inc., 144A	4,100,000	242,186	*
Torex Gold Resources, Inc.	1,250,000	2,141,275	*
TriStar Gold, Inc.	1,392,000	465,941	*
True Gold Mining, Inc.	1,225,000	470,342	*
Veris Gold Corp.	300,000	487,325	*
Virginia Mines, Inc.	835,700	8,128,689	*
West Kirkland Mining, Inc.	1,500,000	358,110	*
Yamana Gold, Inc.	350,000	5,372,500
		130,235,165

Gold/Mineral Royalty Companies 0.99%
Franco-Nevada Corp.	53,300	2,429,947

Investment Companies 0.00%
Invictus Financial, Inc.	49,800	4,903	*

Medical - Hospitals 0.01%
African Medical Investments plc	4,637,500	17,631	*

Metal - Copper 0.41%
Catalyst Copper Corp.	1,564,000	80,837	*
Catalyst Copper Corp., 144A	2,000,000	103,372	*
Lumina Copper Corp.	30,000	258,725	*
Revett Minerals, Inc.	250,000	556,239	*
Verona Development Corp.	48,500	0	*@
		999,173

Metal - Diversified 6.81%
Balmoral Resources Ltd.	1,204,000	900,852	*
Bell Copper Corp.	2,000,000	14,767	*
Cardinal Resources Ltd.	1,866,308	190,452	*
Cerro Resources NL	16,658,000	2,515,925	*
Cerro Resources NL, 144A	2,600,000	396,751	*
Dalradian Resources, Inc.	1,690,000	1,996,554	*
First Point Minerals Corp.	2,400,000	649,766	*
Imperial Metals Corp.	255,000	3,753,138	*
Ivanplats Ltd., Class A	100,000	427,270	*
Mandalay Resources Corp.	2,500,000	2,756,584
Mariana Resources Ltd.	4,235,000	136,765	*
Novo Resources Corp.	1,080,000	542,259	*
Orex Minerals, Inc.	1,500,000	708,836	*
Orsu Metals Corp.	289,800	27,104	*
Orsu Metals Corp., 144A	1,800,000	168,349	*
Silver Bull Resources, Inc.	2,077,426	920,300	*
Temex Resources Corp.	950,000	154,319	*
Trevali Mining Corp.	600,000	555,255	*
		16,815,246

Mining Services 1.29%
Argent Minerals Ltd.	5,625,000	460,725	*
Energold Drilling Corp.	410,000	928,378	*
Geodrill Ltd.	163,700	195,006	*
Natasa Mining Ltd.	1,300,849	1,601,078	*
		3,185,187

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*@

Platinum 0.74%
Pacific North West Capital Corp., 144A	1,291,666	57,224	*
Platinum Group Metals Ltd.	1,250,000	1,759,783	*
		1,817,007

Precious Metals 4.22%
Candente Gold Corp.	765,000	60,251	*+
Candente Gold Corp., 144A	4,875,000	383,953	*+
Coeur d'Alene Mines Corp.	66,700	1,257,962	*
Fortress Minerals Corp.	203,900	948,489	*
Fortress Minerals Corp., 144A	70,000	325,621	*
Pan African Resources plc	10,040,000	2,435,193	*
Polymetal International plc	65,100	860,190
Roxgold, Inc.	1,500,000	930,347	*
Sabina Gold & Silver Corp.	899,400	1,673,508	*
Solitario Exploration & Royalty Corp.	970,000	1,552,000	*
		10,427,514

Silver Mining 8.81%
First Majestic Silver Corp.	160,000	2,587,200	*
MAG Silver Corp.	764,000	7,250,761	*
Pan American Silver Corp.	50,000	819,000
SantaCruz Silver Mining Ltd.	909,500	1,719,163	*
Silver Wheaton Corp.	275,000	8,621,250
SilverCrest Mines, Inc.	325,000	751,907	*
		21,749,281

Total Common Stocks		200,357,530
(cost $322,149,220)

Exchange-Traded Funds (ETF) 2.12%

Market Vectors Gold Miners ETF	20	757
Market Vectors Junior Gold Miners ETF	35	586
SPDR Gold Trust	27,500	4,247,375	*
Sprott Physical Platinum & Palladium Trust	100,000	989,000	*

Total Exchange-Traded Funds		5,237,718
(cost $5,488,772)

Warrants 4.40%

Finance - Investment Banker/Broker 0.00%
Difference Capital Funding, Inc., 144A, Warrants (October 2014)	500,000	0	*@

Gold Mining 4.04%
Choice Gold Corp., 144A, Warrants (December 2013)	870,000	0	*@
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@
Dundee Precious Metals, Inc., Warrants (November 2015)	1,298,651	6,545,994	*
Endeavour Mining Corp., Warrants (February 2014)	1,030,000	141,964	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	1,461,250	0	*@
Kinross Gold Corp., Warrants (September 2013)	788,411	3,881	*
Kinross Gold Corp., Warrants (September 2014)	250,000	46,763	*
New Gold, Inc., Warrants (June 2017)	1,029,860	2,078,477	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	711,481	*
Petaquilla Minerals Ltd., 144A, Warrants (January 2014)	2,660,000	0	*@
Solvista Gold Corp., 144A, Warrants (April 2013)	1,310,000	0	*@
Tolima Gold, Inc., 144A, Warrants (December 2013)	2,050,000	0	*@
Torex Gold Resources, Inc., Warrants (October 2013)	4,761,500	351,575	*
Veris Gold Corp., Warrants (December 2016)	274,200	96,506	*
		9,976,641

Gold/Mineral Royalty Companies 0.35%
Franco-Nevada Corp., Warrants (July 2013)	60,000	1,181	*
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	2,461	*
Franco-Nevada Corp., Warrants (June 2017)	127,333	852,439	*
		856,081

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	2,125,000	0	*@

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	1,000,000	0	*@

Metal - Diversified 0.01%
Cardinal Resources Ltd., Warrants (June 2014)	2,799,462	36,439	*
Rackla Metals, Inc., Warrants (June 2013)	573,333	2,822	*
Rackla Metals, Inc., 144A, Warrants (June 2013)	41,666	205	*
Silver Bull Resources, Inc., Warrants (August 2014)	500,000	0	*@
		39,466

Total Warrants		10,872,188
(cost $9,052,312)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@
(cost $300,000)

Purchased Call Options 1.74%	Contracts

Exchange-Traded Funds 0.25%
Market Vectors Gold Miners ETF, Strike Price 38, Expiration Jan. 2014	1,070	417,300
Market Vectors Junior Gold Miners ETF, Strike Price 16, Expiration Jan. 2014	730	189,800
		607,100

Gold Mining 1.31%
Agnico-Eagle Mines Ltd., Strike Price 40, Expiration Jan. 2014	362	195,480
AngloGold Ashanti Ltd., Strike Price 25, Expiration Jan. 2014	600	117,000
Barrick Gold Corp., Strike Price 32, Expiration July 2013	1,500	114,000
Barrick Gold Corp., Strike Price 30, Expiration Jan. 2014	875	224,000
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2014	3,205	737,150
Eldorado Gold Corp., Strike Price 13, Expiration Jan. 2014	740	36,260
Gold Fields Ltd., Strike Price 8, Expiration Jan. 2014	575	98,325
Goldcorp, Inc., Strike Price 36, Expiration Apr. 2013	811	13,787
Goldcorp, Inc., Strike Price 36, Expiration July 2013	921	105,915
Goldcorp, Inc., Strike Price 30, Expiration Jan. 2014	424	235,320
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2014	1,460	16,060
Harmony Gold Mining Co., Ltd., Strike Price 6, Expiration May 2013	1,317	85,605
IAMGOLD Corp., Strike Price 8, Expiration June 2013	6	180
IAMGOLD Corp., Strike Price 8, Expiration Jan. 2014	1,363	115,855
Kinross Gold Corp., Strike Price 12, Expiration Jan. 2014	1,937	30,992
Newmont Mining Corp., Strike Price 40, Expiration Jan. 2014	1,019	468,740
Randgold Resources Ltd., Strike Price 95, Expiration June 2013	631	123,045
Randgold Resources Ltd., Strike Price 82.50, Expiration Jan. 2014	307	368,400
Yamana Gold, Inc., Strike Price 15, Expiration Jan. 2014	694	140,882
		3,226,996

Platinum 0.10%
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2014	1,053	257,985

Silver Mining 0.08%
First Majestic Silver Corp., Strike Price 20, Expiration Apr. 2013	5,029	25,145
Pan American Silver Corp., Strike Price 15, Expiration Jan. 2014	268	73,700
Silver Wheaton Corp., Strike Price 33, Expiration Jan. 2014	314	97,340
		196,185

Total Purchased Call Options		4,288,266
(cost $6,755,856)

Convertible Debenture 0.49%	Principal Amount

Metal - Iron 0.49%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$1,200,000	1,200,000	@
(cost $1,200,000)

Gold-Linked Note 2.37%

Gold Mining 2.37%
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	5,845,000	5,845,000	@
(cost $5,845,000)

Silver-Linked Note 2.39%

Gold Mining 2.39%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	8,550,000	5,899,500
(cost $8,494,787)

Corporate Note 0.32%

Electric - Generation 0.32%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	800,000	800,000	@
(cost $800,000)

Total Investments 94.99%		234,500,202
(cost $360,085,947)
Other assets and liabilities, net 5.01%		12,377,723

Net Assets 100%		$246,877,925

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)			March 31, 2013

Common Stocks 65.55%		Shares	Value

Commercial Banks - Non US 0.52%
Sprott Resource Lending Corp.		550,000	$758,060

Gold Mining 46.16%
Agnico-Eagle Mines Ltd.		100,000	4,104,000
Alacer Gold Corp.		275,000	1,110,017	*
Alamos Gold, Inc.		200,000	2,746,739
Atna Resources Ltd.		1,500,000	1,196,160	*
AuRico Gold, Inc.		250,000	1,572,500	*
B2Gold Corp.		1,500,000	4,563,131	*
Barrick Gold Corp.		50,000	1,470,000
Centerra Gold, Inc.		420,000	2,501,600
Cia de Minas Buenaventura S.A., Sponsored ADR		40,000	1,038,400
Claude Resources, Inc.		250,000	115,678	*
Comstock Mining, Inc.		1,035,908	2,082,175	*
DRDGOLD Ltd., Sponsored ADR		125,000	977,500
Dundee Precious Metals, Inc.		222,633	1,731,529	*
Endeavour Mining Corp.		300,000	443,022	*
Goldcorp, Inc.		35,000	1,177,050
Golden Star Resources Ltd.		275,000	440,000	*
Gran Colombia Gold Corp.		9,771,258	2,645,430	*
Harmony Gold Mining Co., Ltd., Sponsored ADR		450,000	2,884,500
Kinross Gold Corp.		275,000	2,180,750
Kirkland Lake Gold, Inc.		75,000	397,243	*
Lake Shore Gold Corp.		500,000	300,271	*
Luna Gold Corp.		450,000	1,417,672	*
McEwen Mining, Inc.		300,000	858,000	*
Nevsun Resources Ltd.		275,000	1,053,250
New Gold, Inc.		200,000	1,820,000	*
Newcrest Mining Ltd.		55,000	1,149,518
Newcrest Mining Ltd., Sponsored ADR		60,000	1,260,000
OceanaGold Corp.		997,400	2,837,791	*
Orezone Gold Corp.		271,200	400,492	*
Osisko Mining Corp.		135,000	801,427	*
Polyus Gold International Ltd.		270,000	874,909	*
Richmont Mines, Inc.		100,000	275,000	*
Rio Alto Mining Ltd.		600,000	2,758,553	*
Royal Gold, Inc.		40,000	2,841,200
Sandstorm Gold Ltd.		350,000	3,314,792	*
SEMAFO, Inc.		100,000	250,062
Silver Lake Resources Ltd.		1,000,000	2,201,702	*
St Barbara Ltd.		500,000	627,531	*
Timmins Gold Corp.		200,000	578,883	*
Veris Gold Corp.		311,000	505,193	*
Yamana Gold, Inc.		350,000	5,372,500
			66,876,170

Gold/Mineral Royalty Companies 2.83%
Franco-Nevada Corp.		90,000	4,103,100

Medical - Hospitals 0.01%
African Medical Investments plc		2,000,000	7,604	*

Metal - Diversified 2.33%
Imperial Metals Corp.		101,500	1,493,896	*
Mandalay Resources Corp.		1,710,000	1,885,503
			3,379,399

Mining Services 0.31%
Major Drilling Group International, Inc.		50,000	445,484

Oil Companies - Exploration & Production 2.66%
Anadarko Petroleum Corp.		10,000	874,500
Devon Energy Corp.		12,500	705,250
QEP Resources, Inc.		25,000	796,000
SM Energy Co.		25,000	1,480,500
			3,856,250

Precious Metals 1.88%
Coeur d'Alene Mines Corp.		33,300	628,038	*
Pan African Resources plc		5,020,000	1,217,596	*
Polymetal International plc		66,400	877,368
			2,723,002

Silver Mining 8.85%
First Majestic Silver Corp.		130,000	2,102,100	*
Pan American Silver Corp.		250,000	4,095,000
Silver Wheaton Corp.		200,000	6,270,000
SilverCrest Mines, Inc.		150,000	347,034	*
			12,814,134

Total Common Stocks			94,963,203
(cost $123,101,650)

Exchange-Traded Funds (ETF) 5.77%

ETFS Palladium Trust		3,000	227,190	*
ETFS Platinum Trust		10,000	1,542,300	*
Market Vectors Gold Miners ETF		20	757
Market Vectors Junior Gold Miners ETF		35	586
SPDR Gold Trust		30,000	4,633,500	*
Sprott Physical Platinum & Palladium Trust		85,000	840,650	*
Sprott Physical Silver Trust		100,000	1,121,000	*

Total Exchange-Traded Funds			8,365,983
(cost $8,868,854)

Warrants 5.78%

Gold Mining 5.45%
Crystallex International Corp., 144A, Warrants (December 2049)		62,500	0	*@
Dundee Precious Metals, Inc., Warrants (November 2015)		1,405,187	7,083,000	*
Endeavour Mining Corp., Warrants (February 2014)		382,500	52,720	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)		735,000	0	*@
Kinross Gold Corp., Warrants (September 2013)		662,394	3,261	*
Kinross Gold Corp., Warrants (September 2014)		130,000	24,317	*
New Gold, Inc., Warrants (June 2017)		324,640	655,193	*
Veris Gold Corp., Warrants (December 2016)		193,300	68,033	*
			7,886,524

Gold/Mineral Royalty Companies 0.33%
Franco-Nevada Corp., 144A, Warrants (July 2013)		125,000	2,461	*
Franco-Nevada Corp., Warrants (June 2017)		71,467	478,440	*
			480,901

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)		912,500	0	*@

Total Warrants			8,367,425
(cost $5,783,021)

Purchased Call Options 1.74%		Contracts

Exchange-Traded Funds 0.25%
Market Vectors Gold Miners ETF, Strike Price 38, Expiration Jan. 2014		647	252,330
Market Vectors Junior Gold Miners ETF, Strike Price 16, Expiration Jan. 2014		395	102,700
			355,030

Gold Mining 1.31%
Agnico-Eagle Mines Ltd., Strike Price 40, Expiration Jan. 2014		188	101,520
AngloGold Ashanti Ltd., Strike Price 25, Expiration Jan. 2014		300	58,500
Banro Corp., Strike Price 2.50, Expiration June 2013		1,979	14,842
Barrick Gold Corp., Strike Price 32, Expiration July 2013		1,000	76,000
Barrick Gold Corp., Strike Price 30, Expiration Jan. 2014		501	128,256
Cia de Minas Buenaventura S.A., Strike Price 26, Expiration June 2013		150	19,500
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2014		1,945	447,350
Eldorado Gold Corp., Strike Price 13, Expiration Jan. 2014		626	30,674
Gold Fields Ltd., Strike Price 8, Expiration Jan. 2014		500	85,500
Goldcorp, Inc., Strike Price 36, Expiration Apr. 2013		674	11,458
Goldcorp, Inc., Strike Price 36, Expiration July 2013		506	58,190
Goldcorp, Inc., Strike Price 30, Expiration Jan. 2014		251	139,305
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2014		708	7,788
Harmony Gold Mining Co., Ltd., Strike Price 6, Expiration May 2013		1,057	68,705
IAMGOLD Corp., Strike Price 8, Expiration June 2013		4	120
IAMGOLD Corp., Strike Price 8, Expiration Jan. 2014		907	77,095
Kinross Gold Corp., Strike Price 12, Expiration Jan. 2014		1,438	23,008
Newmont Mining Corp., Strike Price 40, Expiration Jan. 2014		539	247,940
Randgold Resources Ltd., Strike Price 95, Expiration June 2013		249	48,555
Randgold Resources Ltd., Strike Price 82.50, Expiration Jan. 2014		160	192,000
Yamana Gold, Inc., Strike Price 15, Expiration Jan. 2014		336	68,208
			1,904,514

Platinum 0.09%
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2014		525	128,625

Silver Mining 0.09%
First Majestic Silver Corp., Strike Price 20, Expiration Apr. 2013		2,016	10,080
Pan American Silver Corp., Strike Price 15, Expiration Jan. 2014		132	36,300
Silver Wheaton Corp., Strike Price 33, Expiration Jan. 2014		256	79,360
			125,740

Total Purchased Call Options			2,513,909
(cost $4,042,147)

Master Limited Partnership 1.67%		Units

Pipelines 1.67%
Atlas Energy L.P.		55,000	2,422,200
(cost $1,726,513)

Gold-Linked Note 2.03%		Principal Amount

Gold Mining 2.03%
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17		$2,940,000	2,940,000	@
(cost $2,940,000)

Silver-Linked Note 2.14%

Gold Mining 2.14%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18		4,500,000	3,105,000
(cost $4,465,286)

Corporate Notes 4.26%

Electric - Generation 0.21%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)		300,000	300,000	@

Gold Mining 4.05%
Allied Nevada Gold Corp., 144A, 8.75%, maturity 06/01/19	CAD	1,500,000	1,469,358
Barrick Gold Corp., 6.95%, maturity 04/01/19		1,700,000	2,101,638
Newmont Mining Corp., 6.25%, maturity 10/01/39		2,000,000	2,304,958
			5,875,954

Total Corporate Notes			6,175,954
(cost $6,216,656)

Total Investments 88.94%			128,853,674
(cost $157,144,127)
Other assets and liabilities, net 11.06%			16,025,415

Net Assets 100%			$144,879,089

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 88.29%	Shares	Value

Agricultural Chemicals 3.10%
Uralkali OJSC, Sponsored GDR	133,000	$4,912,167

Agricultural Operations 2.06%
Kernel Holding S.A.	180,000	3,269,001	*

Airport Development/Maintenance 0.63%
TAV Havalimanlari Holding A.S.	156,000	1,005,065

Automotive - Cars & Light Trucks 4.23%
Tofas Turk Otomobil Fabrikasi A.S.	929,100	6,702,079

Beverages - Non-alcoholic 0.54%
Coca-Cola Icecek A.S.	30,000	849,683

Cellular Telecommunication 8.66%
KCell JSC, 144A, GDR	120,000	1,746,000	*
Mobile TeleSystems OJSC	829,000	7,380,671
Turkcell Iletisim Hizmetleri A.S.	263,094	1,761,026	*
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	171,700	2,857,088	*
		13,744,785

Chemicals - Diversified 2.78%
Synthos S.A.	2,277,081	4,410,225

Coal 0.46%
Eastcoal, Inc.	52,100	3,590	*
Lubelski Wegiel Bogdanka S.A.	20,000	733,787
		737,377

Commercial Banks - Non US 17.77%
Bank of Georgia Holdings plc	190,478	4,458,753
Erste Group Bank AG	200,702	5,603,350	*
Sberbank of Russia, Sponsored ADR	590,800	7,589,212
Turkiye Garanti Bankasi A.S.	900,000	4,773,197
Turkiye Vakiflar Bankasi T.A.O., Class D	870,600	2,791,248
VTB Bank OJSC, Sponsored GDR	552,500	1,741,332
Yapi ve Kredi Bankasi A.S.	400,000	1,237,474	*
		28,194,566

Diversified Banking Institutions 0.41%
UniCredit SpA	150,000	644,992	*

Electric - Generation 1.38%
CEZ A.S.	74,588	2,183,121

Finance - Investment Banker/Broker 1.70%
Turkiye Sinai Kalkinma Bankasi A.S.	1,958,313	2,695,126

Food - Confectionery 0.00%
Wawel S.A.	6	1,465

Food - Retail 3.65%
Magnit OJSC	30,000	5,784,991

Food - Wholesale/Distribution 2.57%
Eurocash S.A.	250,000	4,080,547

Gold Mining 3.60%
Dundee Precious Metals, Inc.	29,742	231,319	*
Koza Altin Isletmeleri A.S.	234,300	5,477,330
		5,708,649

Machinery - Farm 1.78%
Turk Traktor ve Ziraat Makineleri A.S.	85,900	2,825,881

Medical - Drugs 0.84%
Richter Gedeon Nyrt.	9,500	1,329,095

Metal - Diversified 4.68%
KGHM Polska Miedz S.A.	74,200	3,600,902
MMC Norilsk Nickel OJSC, Sponsored ADR	200,000	3,387,624
Orsu Metals Corp.	664,240	62,124	*
Orsu Metals Corp., 144A	4,025,000	376,446	*
		7,427,096

Miscellaneous Manufacturers 0.40%
Trakya Cam Sanayii A.S.	410,465	641,586	*

Oil Companies - Exploration & Production 7.44%
BNK Petroleum, Inc.	465,600	357,537	*
Gazprom OAO, Sponsored ADR	687,002	5,892,863
Genel Energy plc	113,639	1,399,063	*
NovaTek OAO, Sponsored GDR	38,600	4,154,943
		11,804,406

Oil Companies - Integrated 8.85%
Lukoil OAO, Sponsored ADR	150,000	9,673,534
MOL Hungarian Oil & Gas Nyrt.	62,100	4,365,533
		14,039,067

Oil Refining & Marketing 2.47%
Tupras Turkiye Petrol Rafinerileri A.S.	130,500	3,923,338

Precious Metals 0.78%
Polymetal International plc	93,500	1,235,450

Telecom Services 1.74%
VimpelCom Ltd., Sponsored ADR	232,100	2,759,669

Television 0.61%
Cyfrowy Polsat S.A.	150,000	783,511	*
TVN S.A.	62,015	181,607
		965,118

Tobacco 1.10%
Philip Morris CR A.S.	3,100	1,742,359

Web Portals/Internet Service Providers 4.06%
Mail.ru Group Ltd., GDR	90,000	2,492,476
Yandex N.V., Class A	170,700	3,946,584	*^
		6,439,060

Total Common Stocks		140,055,964
(cost $119,899,254)

Preferred Stocks 3.68%

Oil Companies - Integrated 2.87%
Surgutneftegas OJSC	6,590,000	4,564,181

Pipelines 0.81%
AK Transneft OAO	600	1,282,398

Total Preferred Stocks		5,846,579
(cost $5,885,761)

Real Estate Investment Trust (REIT) 1.00%

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	2,000,000	1,581,633
(cost $1,269,166)

Exchange-Traded Fund (ETF) 1.25%

Sprott Physical Platinum & Palladium Trust	200,000	1,978,000	*
(cost $2,000,000)

Warrants 1.71%

Gold Mining 1.71%
Dundee Precious Metals, Inc., Warrants (November 2015)	538,641	2,715,079	*
(cost $480,670)

Corporate Note 1.14%	Principal Amount

Transportation - Services 1.14%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$1,800,000	1,807,645	@
(cost $1,813,500)

Total Investments 97.07%		153,984,900
(cost $131,348,351)
Other assets and liabilities, net 2.93%		4,649,091

Net Assets 100%		$158,633,991

Call Options Written	Shares Subject To Call
MMC Norilsk Nickel OJSC, Strike Price 20, Expiration Apr. 2013	100,000	$17,750
Yandex N.V., Strike Price 26, Expiration May 2013	100,000	25,000

Total Call Options Written		$42,750
(premiums received $196,549)

See notes to portfolios of investments.

Global Emerging Markets Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 82.37%	Shares	Value

Applications Software 4.17%
Hexaware Technologies Ltd.	98,400	$152,811
Polaris Financial Technology Ltd.	73,300	150,531
		303,342

Audio/Video Products 2.42%
TCL Multimedia Technology Holdings Ltd.	225,000	175,649

Batteries/Battery System 2.13%
Dynapack International Technology Corp.	44,000	154,566

Cellular Telecom 2.63%
KCell JSC, GDR	13,100	190,981	*

Circuit Boards 2.61%
Chin-Poon Industrial Co.	161,000	189,907

Coal 3.71%
PT Indika Energy Tbk	1,037,300	130,340
PT Resource Alam Indonesia Tbk	595,100	139,636
		269,976

Commercial Banks - Non US 9.64%
Indian Overseas Bank	97,700	117,322
PT Bank Bukopin Tbk	2,375,800	220,224
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	1,389,600	184,756
Security Bank Corp.	40,200	179,130
		701,432

Computer Services 1.85%
Asseco Poland S.A.	10,400	134,266

Computers - Peripheral Equipment 1.73%
JCY International Bhd	747,800	125,474

Diversified Financial Services 2.10%
Indiabulls Financial Services Ltd.	30,600	152,676

Diversified Minerals 2.51%
African Potash Ltd.	200,000	10,257	*
Lanna Resources PCL	202,400	172,066
		182,323

Electric - Distribution 4.04%
Ayen Enerji A.S.	144,600	162,982
Tauron Polska Energia S.A.	99,500	130,848
		293,830

Electronic Components - Miscellaneous 2.41%
ILI Technology Corp.	55,000	175,433

Entertainment Software 2.30%
Changyou.com Ltd., Sponsored ADR	5,800	167,562

Finance - Leasing Company 2.39%
Woori Financial Co., Ltd.	9,629	173,878

Finance - Mortgage Loan/Banker 2.80%
Housing & Development Bank	9,500	22,482
Malaysia Building Society Bhd	206,800	181,179
		203,661

Finance - Other Services 0.60%
Bolsa Mexicana de Valores SAB de CV	15,300	43,938

Gold Mining 0.27%
Gran Colombia Gold Corp.	73,300	19,845	*

Internet Content - Entertainment 2.52%
Giant Interactive Group, Inc., Sponsored ADR	28,200	183,300	*

Machinery - General Industrial 2.11%
PT Hexindo Adiperkasa Tbk	265,700	153,610

Metal - Diversified 0.31%
Orsu Metals Corp.	41,083	3,842	*
Orsu Metals Corp., 144A	200,000	18,706	*
		22,548

Multi-line Insurance 2.61%
Syarikat Takaful Malaysia Bhd	85,900	190,071

Oil Companies - Exploration & Production 0.71%
Petrominerales Ltd.	8,500	51,715

Paper & Related Products 2.57%
Moorim P&P Co., Ltd.	42,700	186,587

Real Estate Management/Services 3.57%
MBK PCL	42,800	259,623

Real Estate Operating/Development 9.44%
Cathay Real Estate Development Co., Ltd.	316,000	175,607
Chong Hong Construction Co.	52,000	171,982
Farglory Land Development Co., Ltd.	84,700	155,858
Hung Poo Real Estate Development Corp.	168,800	180,222
KrisAssets Holdings Bhd	182,500	3,241
		686,910

Retail - Automobile 2.17%
MBM Resources Bhd	145,600	157,596

Telephone - Integrated 1.59%
Oi S.A., Sponsored ADR	38,100	115,824

Textile - Home Furnishings 1.99%
Oriental Weavers	44,700	144,550

Transportation - Marine 2.47%
SITC International Holdings Co., Ltd.	474,000	179,792

Total Common Stocks		5,990,865
(cost $6,360,257)

Preferred Stocks 4.94%

Commercial Banks - Non US 4.94%
Banco Daycoval S.A.	30,800	184,015
Banco Pine S.A.	24,800	175,297

Total Preferred Stocks		359,312
(cost $338,393)

Real Estate Investment Trust (REIT) 2.09%

Al-Aqar Healthcare Real Estate Investment Trust	362,300	152,182
(cost $162,282)

Exchange-Traded Funds (ETF) 1.60%

iShares FTSE A50 China Index ETF	30,350	40,845
iShares MSCI Brazil Capped Index Fund	670	36,502
iShares MSCI Mexico Capped Investable Market Index Fund	520	38,787

Total Exchange-Traded Funds		116,134
(cost $112,646)

Convertible Debenture 1.37%	Principal Amount

Metal - Iron 1.37%
Andean Pacific Iron Corp., 1.00%, maturity 06/07/13 (RS)	$100,000	100,000	@
(cost $100,000)

Corporate Notes 1.37%

Electric - Generation 0.69%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	50,000	50,000	@

Transportation - Air Freight 0.68%
Aeroservicios Especializados, S.A. de C.V., 22.00%, maturity 04/30/13 (RS)	50,000	50,000	@

Total Corporate Notes		100,000
(cost $99,000)

Total Investments 93.74%		6,818,493
(cost $7,172,578)
Other assets and liabilities, net 6.26%		454,999

Net Assets 100%		$7,273,492

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)		March 31, 2013

Common Stocks 97.72%	Shares	Value

Airlines 1.06%
China Southern Airlines Co., Ltd., H shares	520,000	$297,526

Airport Development/Maintenance 0.97%
Beijing Capital International Airport Co., Ltd., H shares	376,000	271,878

Appliances 1.02%
Haier Electronics Group Co., Ltd.	179,000	287,141	*

Audio/Video Products 1.05%
TCL Multimedia Technology Holdings Ltd.	380,000	296,651

Automotive - Cars & Light Trucks 2.17%
Brilliance China Automotive Holdings Ltd.	240,000	283,014	*
Great Wall Motor Co., Ltd., H shares	96,000	326,369
		609,383

Broadcast Services/Programming 1.01%
Phoenix Satellite Television Holdings Ltd.	776,000	285,393

Building - Heavy Construction 2.14%
China Railway Construction Corp., Ltd., H shares	632,000	601,602

Building & Construction - Miscellaneous 4.06%
China State Construction International Holdings Ltd.	588,000	805,145
PT Wijaya Karya Persero Tbk	1,610,500	335,948
		1,141,093

Building & Construction Products - Miscellaneous 3.34%
China National Building Material Co., Ltd., H shares	478,000	605,175
China Singyes Solar Technologies Holdings Ltd.	400,000	333,879
		939,054

Casino Hotels 9.45%
Galaxy Entertainment Group Ltd.	166,000	695,589	*
MGM China Holdings Ltd.	132,000	284,352
NagaCorp Ltd.	684,000	578,443
Sands China Ltd.	102,800	533,283
SJM Holdings Ltd.	226,000	566,389
		2,658,056

Casino Services 1.22%
Paradise Co., Ltd.	18,026	344,666

Commercial Banks - Non US 13.11%
Agricultural Bank of China Ltd., H shares	626,000	300,272
Bank of China Ltd., H shares	2,188,000	1,018,496
China Construction Bank Corp., H shares	406,000	332,524
China Minsheng Banking Corp., Ltd., H shares	461,500	591,797
Chongqing Rural Commercial Bank, H shares	642,000	345,109
Industrial and Commercial Bank of China Ltd., H shares	1,568,000	1,101,844
		3,690,042

Computers 0.93%
Lenovo Group Ltd.	264,000	262,929

Consumer Products - Miscellaneous 2.65%
Biostime International Holdings Ltd.	75,000	390,959
Goodbaby International Holdings Ltd.	600,000	355,350
		746,309

Containers - Paper/Plastic 1.10%
CPMC Holdings Ltd.	386,000	308,405

Diversified Banking Institutions 5.00%
HSBC Holdings plc	132,800	1,406,053

Diversified Minerals 0.56%
Woulfe Mining Corp.	600,000	156,535	*

Diversified Operations 5.42%
Alliance Global Group, Inc.	672,800	347,622
Hutchison Whampoa Ltd.	83,000	868,952
NWS Holdings Ltd.	172,000	308,431
		1,525,005

Electric - Generation 2.14%
China Datang Corporation Renewable Power Co., Ltd., H shares	1,535,000	289,411
Huaneng Renewables Corp., Ltd., H shares	1,176,000	312,986	*
		602,397

Electronic Components - Miscellaneous 2.43%
AAC Technologies Holdings, Inc.	69,000	332,530
Truly International Holdings	678,000	351,934
		684,464

Electronic Measuring Instruments 1.05%
Wasion Group Holdings Ltd.	516,000	295,834

Energy - Alternate Sources 0.77%
GCL-Poly Energy Holdings Ltd.	1,066,000	217,974

Finance - Investment Banker/Broker 1.06%
CITIC Securities Co., Ltd., H shares	138,000	297,904

Finance - Leasing Companies 0.99%
COSCO Pacific Ltd.	192,000	277,775

Food - Dairy Products 0.87%
Yashili International Holdings Ltd.	723,000	246,203

Gas - Distribution 1.23%
China Resources Gas Group Ltd.	126,000	347,475

Gold Mining 0.19%
Besra Gold, Inc.	354,110	54,036	*

Hotels & Motels 0.92%
Shangri-La Asia Ltd.	132,000	260,212

Internet Application Software 1.01%
Tencent Holdings Ltd.	8,900	283,431

Internet Content - Entertainment 0.78%
NetEase, Inc., Sponsored ADR	4,000	219,080

Multi-line Insurance 0.87%
Ping An Insurance (Group) Company of China, Ltd., H shares	31,500	244,530

Multimedia 1.00%
PT Media Nusantara Citra Tbk	966,000	281,592

Non - Ferrous Metals 0.12%
Sterling Group Ventures, Inc., 144A	500,000	32,750	*

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Photo Equipment & Supplies 2.82%
Sunny Optical Technology Group Co., Ltd.	686,000	794,258

Pipelines 1.03%
China Oil and Gas Group Ltd.	1,480,000	290,444	*

Public Thoroughfares 1.18%
Shenzhen International Holdings Ltd.	2,780,000	330,830

Real Estate Operating/Development 15.37%
China Overseas Grand Oceans Group Ltd.	417,000	551,016
China Overseas Land & Investment Ltd.	216,000	599,277
China Resources Land Ltd.	106,000	297,657
Greentown China Holdings Ltd.	226,500	425,823	*
Hopewell Holdings Ltd.	78,000	316,639
Road King Infrastructure Ltd.	300,000	283,685
Shimao Property Holdings Ltd.	273,000	527,515
Sunac China Holdings Ltd.	1,139,000	807,217
Yuexiu Property Co., Ltd.	1,788,000	517,061
		4,325,890

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	2

Retail - Perfume & Cosmetics 1.19%
S.A. S.A. International Holdings Ltd.	346,000	333,920

Tobacco 1.00%
PT Hanjaya Mandala Sampoerna Tbk	32,500	282,609	*

Transportation - Marine 1.21%
SITC International Holdings Co., Ltd.	900,000	341,377

Water 2.23%
Manila Water Co., Inc.	330,000	323,088
Thai Tap Water Supply PCL	823,100	303,669
		626,757

Total Common Stocks		27,499,467
(cost $25,473,090)

Exchange-Traded Fund (ETF) 0.55%

iShares FTSE A50 China Index ETF	114,750	154,431
(cost $142,540)

Purchased Call Options 0.03%	Contracts

Exchange-Traded Funds 0.03%
iShares FTSE China 25 Index Fund, Strike Price 35.50, Expiration May 2013	20	4,000
iShares FTSE China 25 Index Fund, Strike Price 36.50, Expiration May 2013	20	2,740
iShares FTSE China 25 Index Fund, Strike Price 40, Expiration May 2013	50	800
iShares FTSE China 25 Index Fund, Strike Price 42, Expiration May 2013	300	900

Total Purchased Call Options		8,440
(cost $37,646)

Total Investments 98.30%		27,662,338
(cost $25,653,276)
Other assets and liabilities, net 1.70%		477,206

Net Assets 100%		$28,139,544

See notes to portfolio of investments.

Notes to Portfolios of Investments (unaudited)	March 31, 2013

Legend
*	Non-income producing security	RS	Restricted Security (see following)
+	Affiliated company (see following)	ZCB	Zero Coupon Bond
ADR	American Depositary Receipt	^	Security or portion of security segregated as
GDR	Global Depositary Receipt		collateral for written options
GO	General Obligation Bond	CAD	Principal shown in Canadian dollars

@           Security was fair valued at March 31, 2013, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2013.

Principal amounts are in U.S. dollars unless otherwise noted.

On March 19, 2013, the Eastern European Fund changed its name to the Emerging Europe Fund.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hempisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1– Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities for which no sale was reported (valued at the mean between the last reported bid and ask quotation) and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund's securities as of March 31, 2013, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Securities Cash Fund
Investments in Securities*
U.S. Government Obligations	$–	$19,999,689	$–	$19,999,689
Repurchase Agreements	–	56,190,988	–	56,190,988
Total	$–	$76,190,677	$–	$76,190,677

U.S. Government Securities Savings Fund
Investments in Securities*
U.S. Government and Agency Obligations	$–	$88,912,471	$–	$88,912,471
Repurchase Agreement	–	49,534,534	–	49,534,534
Total	$–	$138,447,005	$–	$138,447,005

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$44,354,432	$–	$44,354,432
Total	$–	$44,354,432	$–	$44,354,432

Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$21,012,014	$–	$21,012,014
Total	$–	$21,012,014	$–	$21,012,014

All American Equity Fund
Investments in Securities*
Common Stocks	$16,790,545	$–	$–	$16,790,545
Real Estate Investment Trust	230,760	–	–	230,760
Exchange-Traded Funds	533,360	–	–	533,360
Total	$17,554,665	$–	$–	$17,554,665

Holmes Growth Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$28,216	$–	$28,216
Medical - Hospitals	812,600	3,802	–	816,402
Metal - Iron	–	–	100,000	100,000
Quarrying	–	–	379,951	379,951
Real Estate Operating/Development	–	–	100,000	100,000
All Other Common Stocks	32,735,594	–	–	32,735,594
Exchange-Traded Funds	1,039,800	–	–	1,039,800
Warrants:
Gold Mining	–	–	–	–
Medical - Hospitals	–	–	–	–
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Gold-Linked Note:
Gold Mining	–	–	370,000	370,000
Silver-Linked Note:
Gold Mining	–	218,040	–	218,040
Corporate Notes:
Electric - Generation	–	–	150,000	150,000
Transportation - Air Freight	–	–	250,000	250,000
Total	$34,587,994	$250,058	$1,449,951	$36,288,003
Other Financial Instruments**
Written Options	$14,100	$–	$–	$14,100

MegaTrends Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$27,345	$–	$27,345
Electric - Generation	–	–	104,717	104,717
Energy - Alternate Sources	–	–	100,000	100,000
Metal - Iron	–	–	100,000	100,000
Quarrying	–	–	520,081	520,081
Real Estate Operating/Development	–	–	326,533	326,533
All Other Common Stocks	8,680,997	–	–	8,680,997
Exchange-Traded Funds	659,870	–	–	659,870
Purchased Call Option	250	–	–	250
Purchased Put Option	2,575	–	–	2,575
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Silver-Linked Note:
Gold Mining	–	75,210	–	75,210
Corporate Note:
Electric - Generation	–	–	100,000	100,000
Total	$9,343,692	$102,555	$1,351,331	$10,797,578

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$10,705,350	$2,957,916	$–	$13,663,266
Coal	4,208,320	4,247,526	–	8,455,846
Diversified Minerals	17,812,592	899,779	–	18,712,371
Electric - Generation	–	–	1,460,519	1,460,519
Energy - Alternate Sources	–	–	2,400,000	2,400,000
Gold Mining	50,368,750	–	1,302	50,370,052
Medical - Hospitals	–	9,533	–	9,533
Metal - Copper	20,449,600	548,176	–	20,997,776
Metal - Diversified	166,402	9,533,481	1,417,650	11,117,533
Metal - Iron	448,437	–	2,600,000	3,048,437
Mining Services	–	1,275,534	286,358	1,561,892
Natural Resource Technology	–	–	50,947	50,947
Non - Ferrous Metals	1,535,811	32,750	–	1,568,561
Oil Companies - Exploration & Production	47,940,924	1,700	–	47,942,624
Oil Refining & Marketing	26,609,050	–	416,693	27,025,743
Precious Metals	–	791,725	–	791,725
Quarrying	–	–	4,900,009	4,900,009
Real Estate Operating/Development	1,080,236	–	7,443,544	8,523,780
All Other Common Stocks	202,244,454	–	–	202,244,454
Real Estate Investment Trusts	12,131,100	–	–	12,131,100
Exchange-Traded Fund	1,026,621	–	–	1,026,621
Warrants:
Diversified Minerals	18,720	–	–	18,720
Gold Mining	4,837,526	–	–	4,837,526
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Oil Companies - Exploration & Production	236,278	36,368	–	272,646
All Other Warrants	380,467	–	–	380,467
Purchased Call Options:
Diversified Minerals	–	4,500	–	4,500
All Other Purchased Call Options	7,500	–	–	7,500
Master Limited Partnerships	25,198,170	–	–	25,198,170
Convertible Debenture:
Mining Services	–	706,500	–	706,500
Gold-Linked Note:
Gold Mining	–	–	8,615,000	8,615,000
Silver-Linked Note:
Gold Mining	–	4,630,590	–	4,630,590
Corporate Notes:
Electric - Generation	–	–	3,000,000	3,000,000
Transportation - Air Freight	–	–	500,000	500,000
Total	$427,406,308	$25,676,078	$33,092,022	$486,174,408
Other Financial Instruments**
Written Options	$135,000	$–	$–	$135,000

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$1,676,414	$–	$1,676,414
Coal	805,481	2,438,938	–	3,244,419
Diversified Minerals	3,552,796	910,560	–	4,463,356
Gold Mining	117,992,220	10,409,660	1,833,285	130,235,165
Medical - Hospitals	–	17,631	–	17,631
Metal - Copper	814,964	184,209	–	999,173
Metal - Diversified	14,057,746	2,757,500	–	16,815,246
Mining Services	1,123,384	2,061,803	–	3,185,187
Oil Companies - Exploration & Production	–	–	–	–
Precious Metals	5,858,021	4,569,493	–	10,427,514
All Other Common Stocks	29,293,425	–	–	29,293,425
Exchange-Traded Funds	5,237,718	–	–	5,237,718
Warrants:
Finance - Investment Banker/Broker	–	–	–	–
Gold Mining	9,880,135	96,506	–	9,976,641
Gold/Mineral Royalty Companies	852,439	3,642	–	856,081
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Diversified	3,027	36,439	–	39,466
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–
Purchased Call Options:
Gold Mining	2,995,611	231,385	–	3,226,996
All Other Purchased Call Options	1,061,270	–	–	1,061,270
Convertible Debenture:
Metal - Iron	–	–	1,200,000	1,200,000
Gold-Linked Note:
Gold Mining	–	–	5,845,000	5,845,000
Silver-Linked Note:
Gold Mining	–	5,899,500	–	5,899,500
Corporate Note:
Electric - Generation	–	–	800,000	800,000
Total	$193,528,237	$31,293,680	$9,678,285	$234,500,202

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$62,022,510	$4,853,660	$–	$66,876,170
Medical - Hospitals	–	7,604	–	7,604
Precious Metals	628,038	2,094,964	–	2,723,002
All Other Common Stocks	25,356,427	–	–	25,356,427
Exchange-Traded Funds	8,365,983	–	–	8,365,983
Warrants:
Gold Mining	7,818,491	68,033	–	7,886,524
Gold/Mineral Royalty Companies	478,440	2,461	–	480,901
Medical - Hospitals	–	–	–	–
Purchased Call Options:			–
Gold Mining	1,737,884	166,630	–	1,904,514
All Other Purchased Call Options	609,395	–	–	609,395
Master Limited Partnerships	2,422,200	–	–	2,422,200
Gold-Linked Note:
Gold Mining	–	–	2,940,000	2,940,000
Silver-Linked Note:
Gold Mining	–	3,105,000	–	3,105,000
Corporate Notes:
Electric - Generation	–	–	300,000	300,000
Gold Mining	–	5,875,954	–	5,875,954
Total	$109,439,368	$16,174,306	$3,240,000	$128,853,674

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$–	$4,912,167	$–	$4,912,167
Agricultural Operations	–	3,269,001	–	3,269,001
Airport Development/Maintenance	–	1,005,065	–	1,005,065
Automotive - Cars & Light Trucks	–	6,702,079	–	6,702,079
Beverages - Non-alcoholic	–	849,683	–	849,683
Cellular Telecommunication	4,603,088	9,141,697	–	13,744,785
Chemicals - Diversified	–	4,410,225	–	4,410,225
Coal	3,590	733,787	–	737,377
Commercial Banks - Non US	–	28,194,566	–	28,194,566
Diversified Banking Institutions	–	644,992	–	644,992
Electric - Generation	–	2,183,121	–	2,183,121
Finance - Investment Banker/Broker	–	2,695,126	–	2,695,126
Food - Retail	–	5,784,991	–	5,784,991
Food - Wholesale/Distribution	–	4,080,547	–	4,080,547
Gold Mining	231,319	5,477,330	–	5,708,649
Machinery - Farm	–	2,825,881	–	2,825,881
Medical - Drugs	–	1,329,095	–	1,329,095
Metal - Diversified	438,570	6,988,526	–	7,427,096
Miscellaneous Manufacturers	–	641,586	–	641,586
Oil Companies - Exploration & Production	357,537	11,446,869	–	11,804,406
Oil Companies - Integrated	–	14,039,067	–	14,039,067
Oil Refining & Marketing	–	3,923,338	–	3,923,338
Precious Metals	–	1,235,450	–	1,235,450
Television	–	965,118	–	965,118
Tobacco	–	1,742,359	–	1,742,359
Web Portals/Internet Service Providers	3,946,584	2,492,476	–	6,439,060
All Other Common Stocks	2,761,134	–	–	2,761,134
Preferred Stocks:
Oil Companies - Integrated	–	4,564,181	–	4,564,181
Pipelines	–	1,282,398	–	1,282,398
Real Estate Investment Trust	–	1,581,633	–	1,581,633
Exchange-Traded Funds	1,978,000	–	–	1,978,000
Warrants	2,715,079	–	–	2,715,079
Corporate Note:
Transportation - Services	–	–	1,807,645	1,807,645
Total	$17,034,901	$135,142,354	$1,807,645	$153,984,900
Other Financial Instruments**
Written Options	$25,000	$17,750	$–	$42,750

Global Emerging Markets Fund
Investments in Securities*
Common Stocks:
Applications Software	$–	$303,342	$–	$303,342
Audio/Video Products	–	175,649	–	175,649
Batteries/Battery System	–	154,566	–	154,566
Cellular Telecom	–	190,981	–	190,981
Circuit Boards	–	189,907	–	189,907
Coal	–	269,976	–	269,976
Commercial Banks - Non US	–	701,432	–	701,432
Computer Services	–	134,266	–	134,266
Computers - Peripheral Equipment	–	125,474	–	125,474
Diversified Financial Services	–	152,676	–	152,676
Diversified Minerals	–	182,323	–	182,323
Electric - Distribution	–	293,830	–	293,830
Electronic Components - Miscellaneous	–	175,433	–	175,433
Finance - Leasing Company	–	173,878	–	173,878
Finance - Mortgage Loan/Banker	–	203,661	–	203,661
Finance - Other Services	–	43,938	–	43,938
Machinery - General Industrial	–	153,610	–	153,610
Multi-line Insurance	–	190,071	–	190,071
Paper & Related Products	–	186,587	–	186,587
Real Estate Management/Services	–	259,623	–	259,623
Real Estate Operating/Development	–	686,910	–	686,910
Retail - Automobile	–	157,596	–	157,596
Textile - Home Furnishings	–	144,550	–	144,550
Transportation - Marine	–	179,792	–	179,792
All Other Common Stocks	560,794	–	–	560,794
Preferred Stocks:
Commercial Banks - Non US	–	359,312	–	359,312
Real Estate Investment Trust	–	152,182	–	152,182
Exchange-Traded Funds	75,289	40,845	–	116,134
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Corporate Notes:
Electric - Generation	–	–	50,000	50,000
Transportation - Air Freight	–	–	50,000	50,000
Total	$636,083	$5,982,410	$200,000	$6,818,493

China Region Fund
Investments in Securities*
Common Stocks:
Airlines	$–	$297,526	$–	$297,526
Airport Development/Maintenance	–	271,878	–	271,878
Appliances	–	287,141	–	287,141
Audio/Video Products	–	296,651	–	296,651
Automotive - Cars & Light Trucks	–	609,383	–	609,383
Broadcast Services/Programming	–	285,393	–	285,393
Building - Heavy Construction	–	601,602	–	601,602
Building & Construction - Miscellaneous	–	1,141,093	–	1,141,093
Building & Construction Products - Miscellaneous	–	939,054	–	939,054
Casino Hotels	–	2,658,056	–	2,658,056
Casino Services	–	344,666	–	344,666
Commercial Banks - Non US	–	3,690,042	–	3,690,042
Computers	–	262,929	–	262,929
Consumer Products - Miscellaneous	–	746,309	–	746,309
Containers - Paper/Plastic	–	308,405	–	308,405
Diversified Banking Institutions	–	1,406,053	–	1,406,053
Diversified Operations	–	1,525,005	–	1,525,005
Electric - Generation	–	602,397	–	602,397
Electronic Components - Miscellaneous	–	684,464	–	684,464
Electronic Measuring Instruments	–	295,834	–	295,834
Energy - Alternate Sources	–	217,974	–	217,974
Finance - Investment Banker/Broker	–	297,904	–	297,904
Finance - Leasing Companies	–	277,775	–	277,775
Food - Dairy Products	–	246,203	–	246,203
Gas - Distribution	–	347,475	–	347,475
Hotels & Motels	–	260,212	–	260,212
Internet Application Software	–	283,431	–	283,431
Multi-line Insurance	–	244,530	–	244,530
Multimedia	–	281,592	–	281,592
Non - Ferrous Metals	–	32,750	–	32,750
Petrochemicals	–	2	–	2
Photo Equipment & Supplies	–	794,258	–	794,258
Pipelines	–	290,444	–	290,444
Public Thoroughfares	–	330,830	–	330,830
Real Estate Operating/Development	–	4,325,890	–	4,325,890
Retail - Jewelry	–	2	–	2
Retail - Perfume & Cosmetics	–	333,920	–	333,920
Transportation - Marine	–	341,377	–	341,377
Water	–	626,757	–	626,757
All Other Common Stocks	712,260	–	–	712,260
Exchange-Traded Funds	–	154,431	–	154,431
Purchased Call Options	8,440	–	–	8,440
Total	$720,700	$26,941,638	$–	$27,662,338

* Refer to the Portfolio of Investments for a detailed list of the Fund's investments.

During the period, Holmes Growth Fund, MegaTrends Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund, Global Emerging Markets Fund and China Region Fund had transfers from Level 1 to Level 2 in the amount of $32,018, $27,345, $9,302,065, $21,983,844, $6,956,226, $79,030,424, $980,061 and $18,605,530, respectively, due to certain foreign securities being valued using a systematic fair value model at March 31, 2013, but not at the prior period end. Global Resources Fund, World Precious Minerals Fund and Gold and Precious Metals Fund had transfers from Level 1 to Level 2 in the amount of $1,360,061, $2,293,222 and $70,494, respectively, due to securities being valued at the mean between bid and asked quotations at March 31, 2013, but at a quoted price at the prior period-end. Holmes Growth Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund and China Region Fund had transfers from Level 2 to Level 1 in the amount of $636,343, $1,041,595, $646,633, $3,261 and $2,740, respectively, due to the absence of a quoted trade at March 31, 2013, which resulted in the securities being valued at the mean between bid and asked quotations. World Precious Minerals Fund had transfers from Level 2 to Level 1 in the amount of $374,108 resulting from the expiration of a regulatory hold. The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of assets and liabilities for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2013, through March 31, 2013:

	Beginning Balance 12/31/2012	Purchases	Total realized gain (loss)	Net change in unrealized appreciation (depreciation)	Paydowns	Transfers out of Level 3*	Ending Balance 03/31/2013	Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/2013(1)
Holmes Growth Fund
Investments in Securities
Common Stocks:
Metal - Iron	$ 100,000	$ –	$ –	$ –	$ –	$ –	$ 100,000	$–
Quarrying	379,951	–	–	–	–	–	379,951	–
Real Estate Operating/Development	100,000	–	–	–	–	–	100,000	–
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	100,000	–
Gold-Linked Note:
Gold Mining	370,000	–	–	–	–	–	370,000	–
Corporate Notes:
Electric - Generation	150,000	–	–	–	–	–	150,000	–
Transportation - Air Freight	250,000	–	–	–	–	–	250,000	–
Total Investments in Securities	$ 1,449,951	$ –	$ –	$ –	$ –	$ –	$ 1,449,951	$–

MegaTrends Fund
Investments in Securities
Common Stocks:
Electric - Generation	$ 104,717	$ –	$ –	$ –	$ –	$ –	$ 104,717	$–
Energy - Alternate Sources	100,000	–	–	–	–	–	100,000	–
Metal - Iron	100,000	–	–	–	–	–	100,000	–
Quarrying	520,081	–	–	–	–	–	520,081	–
Real Estate Operating/Development	326,533	–	–	–	–	–	326,533	–
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	100,000	–
Corporate Note:
Electric - Generation	100,000	–	–	–	–	–	100,000	–
Total Investments in Securities	$ 1,351,331	$ –	$ –	$ –	$ –	$ –	$ 1,351,331	$–

Global Resources Fund
Investments in Securities
Common Stocks:
Electric - Generation	$ 1,460,519	$ –	$ –	$ –	$ –	$ –	$ 1,460,519	$–
Energy - Alternate Sources	2,400,000	–	–	–	–	–	2,400,000	–
Gold Mining	1,300	–	–	2	–	–	1,302	2
Metal - Copper	–	–	–	–	–	–	–	–
Metal - Diversified	1,374,150	–	–	43,500	–	–	1,417,650	43,500
Metal - Iron	2,600,000	–	–	–	–	–	2,600,000	–
Mining Services	285,890	–	–	468	–	–	286,358	468
Natural Resource Technology	50,947	–	–	–	–	–	50,947	–
Oil Refining & Marketing	426,390	–	–	(9,697)	–	–	416,693	(9,697)
Platinum	–	–	(102,655)	102,655	–	–	–	–
Quarrying	4,900,009	–	–	–	–	–	4,900,009	–
Real Estate Operating/Development	7,443,544	–	–	–	–	–	7,443,544	–
Convertible Debenture:
Diversified Minerals	147,635	–	–	362,986	–	(510,621)	–	–
Gold-Linked Note:
Gold Mining	8,615,000	–	–	–	–	–	8,615,000	–
Corporate Notes:
Electric - Generation	3,000,000	–	–	–	–	–	3,000,000	–
Transportation - Air Freight	500,000	–	–	–	–	–	500,000	–
Total Investments in Securities	$ 33,205,384	$ –	$ (102,655)	$ 499,914	$ –	$ (510,621)	$ 33,092,022	$34,273

World Precious Minerals Fund
Investments in Securities
Common Stocks:
Gold Mining	$ 1,797,024	$ –	$ –	$ 36,261	$ –	$ –	$ 1,833,285	$36,261
Metal - Copper	–	–	–	–	–	–	–	–
Metal - Diversified	388,043	–	–	(197,591)	–	(190,452)	–	–
Oil Companies - Exploration & Production	–	–	–	–	–	–	–	–
Platinum	–	–	(1,141,145)	1,141,145	–	–	–	–
Warrants:
Metal - Diversified	–	–	–	–	–	–	–	–
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–	–	–	–	–
Convertible Debenture:
Metal - Iron	1,200,000	–	–	–	–	–	1,200,000	–
Gold-Linked Note:
Gold Mining	5,845,000	–	–	–	–	–	5,845,000	–
Corporate Note:
Electric - Generation	800,000	–	–	–	–	–	800,000	–
Total Investments in Securities	$ 10,030,067	$ –	$ (1,141,145)	$ 979,815	$ –	$ (190,452)	$ 9,678,285	$36,261

Gold and Precious Metals Fund
Investments in Securities
Gold-Linked Note:
Gold Mining	$ 2,940,000	$ –	$ –	$ –	$ –	$ –	$ 2,940,000	$–
Corporate Notes:
Electric - Generation	300,000	–	–	–	–	–	300,000	–
Total Investments in Securities	$ 3,240,000	$ –	$ –	$ –	$ –	$ –	$ 3,240,000	$–

Emerging Europe Fund
Investments in Securities
Corporate Note:
Transportation - Services	$ –	$ 2,015,000	$ (1,500)	$ (5,855)	$ (200,000)	$ –	$ 1,807,645	$(5,855)
Total Investments in Securities	$ –	$ 2,015,000	$ (1,500)	$ (5,855)	$ (200,000)	$ –	$ 1,807,645	$(5,855)

Global Emerging Markets Fund
Investments in Securities
Convertible Debenture:
Metal - Iron	$ 100,000	$ –	$ –	$ –	$ –	$ –	$ 100,000	$–
Corporate Notes:
Transportation - Air Freight	50,000	–	–	–	–	–	50,000	–
Electric - Generation	50,000	–	–	–	–	–	50,000	–
Total Investments in Securities	$ 200,000	$ –	$ –	$ –	$ –	$ –	$ 200,000	$–

*The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) Any difference between Net change in unrealized appreciation (depreciation) from Investments held as of March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.

Significant unobservable inputs developed by the Valuation Committee for material Level 3 investments are as follows:

	Fair Value at	Valuation	Unobservable	Range (Weighted Average)
	3/31/2013	Technique(s)	Input
Holmes Growth Fund
Investments in Securities
Common Stocks	$ 579,951	Market transaction (1)	Discount	0%
Convertible Debenture	100,000	Market transaction (1)	Discount	0%
Gold-Linked Note	370,000	Market transaction (1)	Discount	0%
Corporate Notes	400,000	Market transaction (1)	Discount	0%

MegaTrends Fund
Investments in Securities
Common Stocks	1,151,331	Market transaction (1)	Discount	0%
Convertible Debenture	100,000	Market transaction (1)	Discount	0%
Corporate Note	100,000	Market transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	20,977,022	Market transaction (1)	Discount	0%-100% (18%)
Gold-Linked Note	8,615,000	Market transaction (1)	Discount	0%
Corporate Notes	3,500,000	Market transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	1,833,285	Market transaction (1)	Discount	0%-100% (46%)
Special Warrants	-	Market transaction (1)	Discount	100%
Convertible Debenture	1,200,000	Market transaction (1)	Discount	0%
Gold-Linked Note	5,845,000	Market transaction (1)	Discount	0%
Corporate Note	800,000	Market transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Gold-Linked Note	2,940,000	Market transaction (1)	Discount	0%
Corporate Notes	300,000	Market transaction (1)	Discount	0%

Global Emerging Markets Fund
Investments in Securities
Convertible Debenture	100,000	Market transaction (1)	Discount	0%
Corporate Notes	100,000	Market transaction (1)	Discount	0%

(1) Market transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount as discussed below.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2013, were:

Credit Suisse Securities USA LLC repurchase agreement, 03/28/13, 0.18%, due 04/01/13:
Total principal amount: $75,725,522; Total repurchase price: $75,727,036
Collateral:
$70,425,000 U.S. Treasury Note, 4.125%, 05/15/15
(total collateral market value, including accrued interest, of $77,241,819)

Morgan Stanley repurchase agreement, 03/28/13, 0.13%, due 04/01/13:
Total principal amount: $30,000,000; Total repurchase price: $30,000,433
Collateral:
$30,544,000 U.S. Treasury Note, 0.375%, 01/15/16
(total collateral market value, including accrued interest, of $30,600,074)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2013.

	Shares of Affiliated Companies
Holmes Growth Fund	December 31, 2012	Additions	Reductions	March 31, 2013
IOU Financial, Inc.	1,538,000	38,500	-	1,576,500

At March 31, 2013, the value of investments in affiliated companies was $636,343, representing 1.73% of net assets, and the total cost was $611,746. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2012	Additions	Reductions	March 31, 2013
African Potash Ltd.	15,825,000	-	-	15,825,000
Agriterra Ltd.	67,888,600	-	-	67,888,600
Pacific Coal Resources Ltd.	23,039,115	9,492	(19,755,521)	3,293,086
Pacific Green Energy Corp.	2,400,000	-	-	2,400,000
Pacific Power Generation Corp.	4,868,396	-	-	4,868,396	(a)
Pacific Stone Tech, Inc.	22,659	-	-	22,659
Range Energy Resources, Inc.	15,100,000	-	-	15,100,000

At March 31, 2013, the value of investments in affiliated companies was $15,526,077, representing 2.97% of net assets, and the total cost was $44,316,414. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2012	Additions	Reductions	March 31, 2013
Candente Gold Corp.	5,640,000	-	-	5,640,000
Canyon Resources Ltd.	826,316	3,511,413	-	4,337,729
Golden Arrow Resources Corp.	2,155,000	-	(1,291,600)	863,400	(a)
Gran Colombia Gold Corp.	25,385,838	3,100	(28,500)	25,360,438
Klondex Mines Ltd.	4,488,200	26,600	-	4,514,800
Mammoth Resources Corp.	702,700	297,300	-	1,000,000
Mirasol Resources Ltd.	2,210,000	14,200	-	2,224,200
Moss Lake Gold Mines Ltd.	3,345,000	7,500	-	3,352,500
Rochester Resources Ltd.	7,000,000	-	(2,152,000)	4,848,000	(a)

At March 31, 2013, the value of investments in affiliated companies was $17,154,235, representing 6.95% of net assets, and the total cost was $45,251,654. Net realized losses on transactions were $220,769, and there was no income earned for the period.

(a) At March 31, 2013, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Aeroservicios Especializados, S.A. de C.V., Corporate Note	12/31/12	$9800
Andean Pacific Iron Corp., 144A	10/03/11	$1.00
Andean Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Infrastructure, Inc.	11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.28

As of March 31, 2013, the total cost of restricted securities was $1,075,000 and the total value was $1,079,951, representing 2.94% of net assets.

	Acquisition	Cost per
MegaTrends Fund	Date	Share/Unit
Andean Pacific Iron Corp., 144A	10/03/11	$1.00
Andean Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22

As of March 31, 2013, the total cost of restricted securities was $1,270,000 and the total value was $1,351,331, representing 12.28% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Aeroservicios Especializados, S.A. de C.V., Corporate Note	12/31/12	$98.00
Andean Pacific Iron Corp., 144A	10/03/11	$1.00
GoviEx Uranium, Inc.	10/04/07	$1.96
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22
Value Creation, Inc.	08/11/06	$10.60

As of March 31, 2013, the total cost of restricted securities was $26,230,186 and the total value was $24,189,362, representing 4.63% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Andean Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Taurus Gold Ltd., 144A	05/31/11-12/12/12	$1.21
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of March 31, 2013, the total cost of restricted securities was $5,167,500 and the total value was $3,812,134, representing 1.54% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00

As of March 31, 2013, the total cost of restricted securities was $300,000 and the total value was $300,000, representing 0.21% of net assets.

	Acquisition	Cost per
Global Emerging Markets Fund	Date	Share/Unit
Aeroservicios Especializados, S.A. de C.V., Corporate Note	12/31/12	$98.00
Andean Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00

As of March 31, 2013, the total cost of restricted securities was $199,000 and the total value was $200,000, representing 2.75% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2013, portfolio securities valued at $480,060, $5,296,000, and $2,312,000 were held in escrow by the custodian as collateral for call options written for the Holmes Growth Fund, Global Resources Fund and Emerging Europe Fund, respectively.

Transactions in written call options during the period ended March 31, 2013, were as follows:

	All American Equity Fund Call Options		Holmes Growth Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2012	-	$-	-	$-
Options written	45	13,355	260	64,936
Options closed	-	-	(100)	(10,121)
Options expired	(45)	(13,355)	(100)	(29,678)
Options exercised	-	-	-	-
Options outstanding at March 31, 2013	-	$-	60	$25,137

	Global Resources Fund Call Options		Emerging Europe Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2012	-	$-	2,000	$291,560
Options written	15,393	1,222,431	3,000	478,549
Options closed	(6,580)	(680,021)	(3,000)	(573,560)
Options expired	(1,421)	(42,728)	-	-
Options exercised	(4,892)	(334,606)	-	-
Options outstanding at March 31, 2013	2,500	$165,076	2,000	$196,549

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

There were no open forward foreign currency contracts at March 31, 2013.

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2013:

	Holmes Growth Fund	MegaTrends Fund	Global Resources Fund
Asset derivatives
Investments, at value
Equity contracts	$-	$2,825	$12,000
Total	$-	$2,825	$12,000

Liability derivatives
Written options, at value	$14,100	$-	$135,000
Total	$14,100	$-	$135,000

	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value
Equity contracts	$4,288,266	$2,513,909	$-	$8,440
Total	$4,288,266	$2,513,909	$-	$8,440

Liability derivatives
Written options, at value	$-	$-	$42,750	$-
Total	$-	$-	$42,750	$-

Tax Information

The following table presents the income tax basis of the securities owned at March 31, 2013, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Securities Cash	$76,190,677	$-	$-	$-
U.S. Government Securities Savings	138,447,005	-	-	-
Near-Term Tax Free	43,092,997	1,300,434	(38,999)	1,261,435
Tax Free	19,603,607	1,434,383	(25,976)	1,408,407
All American Equity	15,254,196	2,664,567	(364,098)	2,300,469
Holmes Growth	30,596,351	6,347,138	(655,486)	5,691,652
MegaTrends	10,109,295	954,386	(266,103)	688,283
Global Resources	499,102,398	81,572,730	(94,500,720)	(12,927,990)
World Precious Minerals	360,085,947	26,333,585	(151,919,330)	(125,585,745)
Gold and Precious Metals	157,144,127	10,119,370	(38,409,823)	(28,290,453)
Emerging Europe	131,348,351	32,518,398	(9,881,849)	22,636,549
Global Emerging Markets	7,172,578	657,863	(1,011,948)	(354,085)
China Region	25,653,276	2,832,595	(823,533)	2,009,062

Minimum Yield Agreement

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective Fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the Fund’s yield to fall below the Minimum Yield. For the three months ended March 31, 2013, fees waived and/or expenses reimbursed as a result of this agreement were $176,563 and $121,566 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. At March 31, 2013, the Adviser may seek reimbursement of the previously waived and reimbursed fees as follows:

Fund	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Expires 12/31/2016	Total
U.S. Treasury Securities Cash	$884,850	$867,545	$735,584	$176,563	$2,664,542
U.S. Government Securities Savings	678,107	736,531	509,874	121,566	2,046,078

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

        Date:           May 30, 2013

By:           /s/ Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

         Date:           May 30, 2013